UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 96.6%
Biotechnology 77.7%
[a] Acceleron Pharma Inc	United States	166,700	$7,261,452
[a] Aimmune Therapeutics Inc	United States	201,900	5,838,948
[a] Alexion Pharmaceuticals Inc	United States	828,800	110,197,248
[a] Allakos Inc	United States	80,100	3,265,677
Amgen Inc	United States	232,300	45,658,565
[a] Amicus Therapeutics Inc	United States	890,000	12,949,500
[a,b] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	27,685
[a] Argenx SE, ADR	Netherlands	151,603	13,757,972
[a] Array BioPharma Inc	United States	2,559,600	39,392,244
[a] Ascendis Pharma AS, ADR	Denmark	180,300	12,249,582
[a] Audentes Therapeutics Inc	United States	146,600	5,519,490
[a,c] Aurinia Pharmaceuticals Inc	Canada	749,600	4,055,336
[a] Biogen Inc	United States	245,061	81,941,047
[a] BioMarin Pharmaceutical Inc	United States	358,656	36,066,447
[a] Bluebird Bio Inc	United States	109,100	16,899,590
[a] Cara Therapeutics Inc	United States	159,600	2,861,628
[a] Celgene Corp	United States	1,087,900	98,008,911
[a] ChemoCentryx Inc	United States	591,208	6,834,365
[a] Clovis Oncology Inc	United States	696,600	30,747,924
[a] Concert Pharmaceuticals Inc	United States	207,400	3,316,326
[a] Crinetics Pharmaceuticals Inc	United States	80,500	1,981,105
[a,c] CRISPR Therapeutics AG	Switzerland	195,814	9,348,160
[a] CTI BioPharma Corp	United States	811,926	1,802,476
[a] CytomX Therapeutics Inc	United States	125,100	3,295,134
[a,c] DelMar Pharmaceuticals Inc	Canada	200,939	103,484
[a,b] DelMar Pharmaceuticals Inc., wts., 4/12/22	Canada	291,578	675
[a] Dynavax Technologies Corp	United States	771,870	10,420,245
[a] Enanta Pharmaceuticals Inc	United States	87,700	8,552,504
[a] Exelixis Inc	United States	673,300	13,937,310
[a] Fate Therapeutics Inc	United States	2,085,207	18,620,899
[a] G1 Therapeutics Inc	United States	425,426	21,845,625
Gilead Sciences Inc	United States	624,500	48,604,835
[a] Global Blood Therapeutics Inc	United States	197,500	8,255,500
[a] GlycoMimetics Inc	United States	825,200	12,122,188
[a] Heron Therapeutics Inc	United States	1,081,577	40,505,059
[a] Homology Medicines Inc	United States	138,400	2,437,224
[a] Immunomedics Inc	United States	266,300	6,372,559
[a,b,d] Intarcia Therapeutics Inc., DD	United States	80,195	1,557,400
[a] Iovance Biotherapeutics Inc	United States	1,462,500	20,767,500
[a] Karyopharm Therapeutics Inc	United States	463,154	8,234,878
[a,c] Kezar Life Sciences Inc	United States	131,900	2,151,289
[a] Loxo Oncology Inc	United States	76,500	12,820,635
[a] MacroGenics Inc	United States	180,200	3,721,130
[a] Minerva Neurosciences Inc	United States	492,400	3,963,820
[a] Molecular Templates Inc., wts., 2/12/20	United States	439,500	—
[a] Momenta Pharmaceutical Inc	United States	329,400	9,750,240
[a] Neurocrine Biosciences Inc	United States	346,600	34,829,834
[a,b] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	—
[a] Novavax Inc	United States	2,282,500	2,898,775
[a] Pfenex Inc	United States	870,884	4,458,926
[a] Portola Pharmaceuticals Inc	United States	279,600	10,009,680
[a] PTC Therapeutics Inc	United States	185,700	7,069,599

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] Puma Biotechnology Inc	United States	282,500	$13,602,375
[a] Radius Health Inc	United States	118,900	2,853,600
[a] Regeneron Pharmaceuticals Inc	United States	143,809	52,923,150
[a] REGENXBIO Inc	United States	276,376	19,429,233
[a] Replimune Group Inc	United States	60,500	906,895
[a,c] Rocket Pharmaceuticals Inc	United States	88,300	1,811,033
[a,c] Rubius Therapeutics Inc	United States	174,200	3,658,200
[a] Sage Therapeutics Inc	United States	132,570	19,132,502
[a] Sarepta Therapeutics Inc	United States	120,300	13,983,672
[a] Spark Therapeutics Inc	United States	46,800	3,590,496
[a] TG Therapeutics Inc	United States	504,000	5,922,000
[a,c] uniQure BV.	Netherlands	84,700	2,616,383
[a] Vertex Pharmaceuticals Inc	United States	445,000	77,897,250
[a] Vital Therapies Inc	United States	13,024	103,541
[a] Xencor Inc	United States	224,532	8,357,081
[a,c] Zymeworks Inc	Canada	295,900	3,666,201
			1,097,742,237
Life Sciences Tools & Services 5.8%
[a] Illumina Inc	United States	224,700	72,883,692
[a] MorphoSys AG, ADR	Germany	275,700	9,012,633
			81,896,325
Pharmaceuticals 13.1%
[a] Aclaris Therapeutics Inc	United States	696,062	11,930,503
[a] Aratana Therapeutics Inc	United States	1,102,000	4,997,570
[a] Assembly Biosciences Inc	United States	78,600	3,476,478
[a] BioPharmX Corp	United States	1,991,575	400,307
[a,e] BioPharmX Corp., 144A	United States	1,945,737	391,093
[a,b] BioPharmX Corp., wts., 3/29/21	United States	108,000	919
[a,b] BioPharmX Corp., wts., 11/22/23.	United States	1,679,900	92,440
[a] Collegium Pharmaceutical Inc	United States	403,450	7,774,481
[a] Corium International Inc	United States	409,900	3,037,359
[a] Cymabay Therapeutics Inc	United States	678,300	7,590,177
[a] Dermira Inc	United States	825,300	8,038,422
[a] Foamix Pharmaceuticals Ltd	Israel	498,300	2,865,225
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	36,567	4,939,105
[a] Intra-Cellular Therapies Inc	United States	28,500	571,995
[a] Iterum Therapeutics PLC	United States	144,737	1,324,343
[a] Jazz Pharmaceuticals PLC	United States	120,900	20,925,372
[a,c] Marinus Pharmaceuticals Inc	United States	734,420	5,434,708
[a] The Medicines Co	United States	188,281	7,480,404
[a] Nektar Therapeutics	United States	359,900	18,930,740
[a] Neos Therapeutics Inc	United States	614,800	3,350,660
[a,c] Novan Inc	United States	120,969	309,681
[a] Odonate Therapeutics Inc	United States	404,482	7,996,609
[a,c] Optinose Inc	United States	230,300	4,686,605
[a] Reata Pharmaceuticals Inc	United States	191,600	13,433,076
[a] Revance Therapeutics Inc	United States	463,800	13,334,250
[a,c] TherapeuticsMD Inc	United States	2,847,040	14,861,549

|2

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a] Zogenix Inc	United States	302,815	$17,184,751
			185,358,822
Total Common Stocks and Other Equity Interests
(Cost $788,807,430)			1,364,997,384

Preferred Stocks 0.5%
Biotechnology 0.5%
[a,b,d] Metacrine Inc	United States	1,330,687	2,821,056
[a,b,d] Precision BioSciences Inc., Series B	United States	750,193	3,758,467
			6,579,523
Escrows and Litigation Trusts (Cost $2,486,601) 0.1%
[a,b] True North Therapeutics Inc., Escrow Account	United States	759,880	1,183,316
Total Investments before Short Term Investments
(Cost $797,873,554)			1,372,760,223

Short Term Investments 5.1%

Money Market Funds (Cost $41,522,858) 2.9%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.57%.	United States	41,522,858	41,522,858
Investments from Cash Collateral Received for Loaned Securities (Cost
$30,523,600) 2.2%
Money Market Funds 2.2%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.57%.	United States	30,523,600	30,523,600
Total Investments (Cost $869,920,012) 102.3%			1,444,806,681
Other Assets, less Liabilities (2.3)%			(32,191,651)
Net Assets 100.0%			$1,412,615,030

See Abbreviations on page 79.

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cA portion or all of the security is on loan at July 31, 2018.
dSee Note 6 regarding restricted securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $391,093, representing less than 0.1% of net assets.
fSee Note 8 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Flexible Alpha Bond Fund
	Country	Shares		Value

Management Investment Companies (Cost $4,549,803) 1.7%
Diversified Financials 1.7%
Invesco Senior Loan ETF	United States	196,765		$4,529,530
		Principal
		Amount*

Corporate Bonds 30.6%
Automobiles & Components 0.3%
Delphi Corp., senior bond, 4.15%, 3/15/24	United States	900,000		901,248
Banks 11.0%
[a] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.125%, 11/26/63	Italy	2,000,000	EUR	2,420,803
[a] Banca Popolare di Milano Scarl,
secured note, Reg S, 0.875%, 9/14/23	Italy	900,000	EUR	1,054,982
secured note, Reg S, 0.625%, 6/08/24	Italy	1,100,000	EUR	1,259,581
[a] Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/23	Italy	1,700,000	EUR	1,991,511
[a] Banco Comercial Portugues SA, secured note, Reg S, 0.75%, 5/31/23	Portugal	900,000	EUR	1,065,998
Bank of America Corp.,
senior bond, 5.50%, 12/04/19	United States	75,000	GBP	103,855
senior note, 3.50%, 4/19/26	United States	1,400,000		1,358,044
senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	1,400,000		1,384,519
Bank of Nova Scotia, secured note, 1.875%, 4/26/22	Canada	100,000		96,600
Caixa Geral de Depositos SA,
secured note, 3.00%, 1/15/20	Portugal	2,000,000	EUR	2,372,405
[a] secured note, Reg S, 1.00%, 1/27/23	Portugal	100,000	EUR	119,635
Citigroup Inc.,
senior note, 2.65%, 10/26/20.	United States	1,050,000		1,035,928
senior note, 3.40%, 5/01/26	United States	1,400,000		1,338,812
HSBC Holdings PLC,
senior note, 4.30%, 3/08/26	United Kingdom	1,400,000		1,417,647
senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	1,400,000		1,376,592
[b] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	500,000		457,870
Industrial & Commercial Bank of China Ltd., senior note, 2.452%, 10/20/21	China	1,100,000		1,056,044
JPMorgan Chase & Co.,
senior bond, 3.30%, 4/01/26	United States	1,400,000		1,346,397
senior note, 2.40%, 6/07/21	United States	400,000		390,250
[b] Kookmin Bank, secured note, 144A, 2.25%, 2/03/22.	South Korea	1,800,000		1,736,923
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		207,500
Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	100,000		97,797
[b] Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter,
3/15/24	United Kingdom	1,200,000		1,178,208
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	200,000		195,282
[a] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,000,000	EUR	3,414,431
Wells Fargo & Co., senior note, 3.00%, 4/22/26	United States	600,000		560,902
				29,038,516
Capital Goods 0.2%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	450,000		438,188
Consumer Durables & Apparel 0.0%†
KB Home, senior note, 8.00%, 3/15/20	United States	100,000		106,500
Consumer Services 0.2%
[b] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	525,000		501,868

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials 2.4%
Capital One Financial Corp.,
senior note, 3.05%, 3/09/22	United States	1,200,000	$1,174,795
senior note, 3.20%, 2/05/25	United States	1,400,000	1,318,369
[c] Deutsche Bank AG, senior note, FRN, 3.641%, (3-month USD LIBOR + 1.31%),
8/20/20	Germany	100,000	99,726
[b] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	250,000	241,757
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	700,000	685,618
[c] senior note, FRN, 3.541%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	500,000	508,570
[b] ICBCIL Finance Co. Ltd., senior note, 144A, 2.50%, 9/29/21	China	500,000	475,837
Morgan Stanley, senior note, 3.70%, 10/23/24	United States	1,400,000	1,385,546
Navient Corp., senior bond, 8.00%, 3/25/20.	United States	400,000	423,000
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	60,000	62,025
			6,375,243
Energy 3.2%
Anadarko Petroleum Corp., senior bond, 3.45%, 7/15/24.	United States	850,000	825,811
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,700,000	1,639,922
[b] CNPC General Capital Ltd., senior note, 144A, 3.40%, 4/16/23	China	1,100,000	1,078,039
Energy Transfer Equity LP, senior bond, first lien, 7.50%, 10/15/20	United States	750,000	802,500
Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	750,000	740,676
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	100,000	98,282
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	50,000	47,790
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	1,250,000	1,334,971
[b] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A, 2.50%,
4/28/20	China	1,800,000	1,771,353
			8,339,344
Food & Staples Retailing 0.4%
Safeway Inc., senior bond, 5.00%, 8/15/19	United States	1,000,000	1,010,000
Food, Beverage & Tobacco 1.1%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	700,000	688,522
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	50,000	45,715
[b] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	1,200,000	1,197,336
Kraft Heinz Foods Co.,
senior bond, 3.00%, 6/01/26	United States	300,000	274,851
senior note, 3.50%, 7/15/22	United States	650,000	647,283
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	101,765
			2,955,472
Health Care Equipment & Services 1.1%
Anthem Inc., senior note, 2.95%, 12/01/22	United States	600,000	584,519
[b] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	400,000	410,500
CVS Health Corp., senior note, 3.70%, 3/09/23	United States	1,000,000	994,782
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	301,877
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	United States	350,000	368,812
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	90,000	91,237
[b] Universal Health Services Inc., senior secured note, first lien, 144A, 3.75%,
8/01/19	United States	50,000	50,188
			2,801,915

|5

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Insurance 0.7%
[b] Athene Global Funding, secured note, 144A, 3.00%, 7/01/22	United States	1,850,000	$1,791,928
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21.	United States	50,000	48,460
secured note, 144A, 2.10%, 10/25/21.	United States	25,000	23,937
			1,864,325
Materials 0.8%
Freeport-McMoRan Inc., senior note, 4.00%, 11/14/21	United States	315,000	313,819
[b] Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	400,000	381,538
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	1,000,000	1,005,350
[b] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	350,000	357,875
			2,058,582
Media 0.3%
Time Warner Inc., senior bond, 3.40%, 6/15/22	United States	900,000	891,440
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25.	United States	900,000	884,625
Amgen Inc.,
senior note, 2.60%, 8/19/26	United States	200,000	182,942
senior note, 3.20%, 11/02/27.	United States	550,000	518,708
[b] Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	400,000	402,008
Celgene Corp.,
senior bond, 3.875%, 8/15/25	United States	200,000	197,393
senior bond, 3.45%, 11/15/27	United States	200,000	187,750
			2,373,426
Real Estate 0.9%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	400,000	384,756
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	500,000	492,677
senior bond, 3.375%, 10/15/26	United States	700,000	653,789
Crown Castle International Corp., senior note, 3.15%, 7/15/23.	United States	600,000	576,406
Prologis LP, senior note, 4.25%, 8/15/23	United States	200,000	205,889
			2,313,517
Retailing 0.2%
[b] Amazon.com Inc., senior note, 144A, 2.40%, 2/22/23	United States	300,000	289,351
[b] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	550,000	374,000
			663,351
Semiconductors & Semiconductor Equipment 0.1%
Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27.	United States	400,000	378,774
Software & Services 0.8%
Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23.	China	400,000	384,730
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	500,000	499,917
[b] Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	1,200,000	1,166,370
			2,051,017
Technology Hardware & Equipment 0.1%
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000	100,375
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	50,000	48,904
			149,279

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services 0.7%
Telefonica Emisiones S.A.U., senior note, 4.103%, 3/08/27	Spain	900,000		$881,357
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	950,000		910,050
				1,791,407
Transportation 1.1%
[b] Air Canada 2017-1AA PTT, secured bond, 144A, 3.30%, 7/15/31.	Canada	100,000		91,970
[b] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	530,000		540,600
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 12/15/29.	United States	599,300		567,225
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	950,000		925,702
[b] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 3.375%, 3/22/27	Australia	500,000		465,135
United Airlines Pass Through Trust, first lien, 2018-1, AA, 3.50%, 9/01/31.	United States	350,000		340,114
				2,930,746
Utilities 4.1%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	35,000		33,513
[a] CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	2,100,000		1,982,599
[b] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	200,000		189,546
Dominion Energy Inc.,
senior bond, 3.90%, 10/01/25	United States	50,000		49,483
senior bond, 2.85%, 8/15/26	United States	1,400,000		1,282,363
Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	100,000		101,441
[b,d] EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	1,200,000		1,191,318
[b] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	200,000		195,703
[b] Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	500,000		498,848
The Southern Co., senior bond, 3.25%, 7/01/26	United States	1,250,000		1,188,296
[b] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	2,300,000		2,196,925
[b] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25 .	China	2,100,000		2,050,356
				10,960,391
Total Corporate Bonds (Cost $82,942,912)				80,894,549

Foreign Government and Agency Securities 2.7%
[b] The Export-Import Bank of China,
senior note, 144A, 2.50%, 7/31/19	China	200,000		198,559
senior note, 144A, 3.625%, 7/31/24	China	2,100,000		2,070,096
[b] The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	2,200,000		2,076,965
The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	1,100,000		1,031,866
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	18,728
[b] Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,000,000		1,010,739
The Korea Development Bank, senior note, 3.375%, 3/12/23.	South Korea	600,000		589,599
Total Foreign Government and Agency Securities
(Cost $7,098,310)				6,996,552

U.S. Government and Agency Securities 1.6%
[e] U.S. Treasury Note,
Index Linked, 0.25%, 1/15/25	United States	1,423,167		1,372,221
Index Linked, 0.125%, 7/15/26	United States	2,938,458		2,786,858
Total U.S. Government and Agency Securities
(Cost $4,239,017)				4,159,079

|7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 46.4%
Banks 0.6%
[b,f] DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 2.772%, (1-month USD LIBOR
+ 0.70%), 6/15/34	United States	1,500,000	$1,502,285
[f] Impac Secured Assets Corp., 2004-4, M1, FRN, 2.829%, (1-month USD LIBOR +
0.765%), 2/25/35	United States	29,119	29,176
			1,531,461
Diversified Financials 45.5%
[b,f] Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.957%, (3-month USD LIBOR +
1.65%), 7/20/31	United States	2,300,000	2,299,908
[b,f] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.463%, (3-month USD LIBOR +
2.10%), 11/02/30	United States	400,000	400,012
[b,f] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.104%, (3-month USD LIBOR +
1.65%), 4/20/31	United States	600,000	599,988
[b,f] Atrium X, 10A, CR, 144A, FRN, 4.289%, (3-month USD LIBOR + 1.95%), 7/16/25.	United States	60,000	60,098
[b,f] Atrium XIII,
2013A, B, 144A, FRN, 3.847%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,000,000	2,002,420
2013A, C, 144A, FRN, 4.147%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	600,000	598,518
[b] BAMLL Commercial Mortgage Securities Trust,
2012-PARK, A, 144A, 2.959%, 12/10/30	United States	100,000	98,334
2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000	584,915
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000	100,314
[b,f] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.664%, (1-month USD LIBOR +
1.60%), 4/25/28	Bermuda	1,320,000	1,326,512
[g] BENCHMARK Mortgage Trust, 2018-B1, A5, FRN, 3.666%, 1/15/51	United States	1,542,000	1,533,368
[b,f] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.009%, (3-month USD LIBOR +
2.90%), 4/30/31	United States	500,000	499,360
[b,f] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 3.519%, (3-month USD
LIBOR + 1.18%), 7/15/26	United States	500,000	500,245
[b,f] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.698%, (3-month
USD LIBOR + 2.35%), 7/20/29	United States	60,000	60,284
[b,f] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 3.559%, (3-month
USD LIBOR + 1.20%), 10/20/30	United States	250,000	252,087
[b,f] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 4.048%, (3-month
USD LIBOR + 1.70%), 1/15/30	United States	1,000,000	996,510
[f] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 2.802%, (1-month
USD LIBOR + 0.73%), 1/18/22	United States	150,000	150,500
[b,f] Carlyle Global Market Strategies CLO Ltd.,
2014-4RA, A1B, 144A, FRN, 3.337%, (3-month USD LIBOR + 1.35%),
7/15/30	United States	2,750,000	2,743,229
2014-4RA, C, 144A, FRN, 4.887%, (3-month USD LIBOR + 2.90%), 7/15/30 .	United States	750,000	744,500
[b,f] Carlyle U.S. CLO Ltd.,
2017-2A, B, 144A, FRN, 4.748%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	60,000	60,262
2017-4A, B, 144A, FRN, 4.189%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	600,000	599,460
2017-4A, C, 144A, FRN, 5.139%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000	399,728
[g] CD Mortgage Trust, 2016-CD2, A4, FRN, 3.526%, 11/10/49	United States	1,500,000	1,483,353
[b,g] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%,
3/13/35	United States	450,000	442,649
[b,g] COMM 2014-277P Mortgage Trust, 2014-277P, A, 144A, FRN, 3.611%, 8/10/49	United States	900,000	903,384
[b] COMM Mortgage Trust, 2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	583,838
[g] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	69,941	76,507
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000	29,765

|8

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,f] Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.098%, (3-month USD
LIBOR + 1.75%), 4/20/28		Ireland	1,350,000	$1,352,889
[b,f] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.683%, (3-month USD
LIBOR + 2.35%), 7/18/30		United States	60,000	60,220
[b,f] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.739%, (3-month USD LIBOR + 1.40%), 1/15/31		United States	1,000,000	982,480
2017-53A, C, 144A, FRN, 4.039%, (3-month USD LIBOR + 1.70%), 1/15/31	.	United States	1,000,000	986,500
[b,f] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.189%, (3-month USD LIBOR + 0.97%), 4/18/31		United States	3,000,000	2,988,960
2018-64A, C, 144A, FRN, 3.969%, (3-month USD LIBOR + 1.75%), 4/18/31	.	United States	750,000	746,205
[b,f] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.539%, (3-month USD LIBOR
+ 1.20%), 7/15/26		United States	24,000	24,011
[b,g] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35		United States	505,000	500,423
[b,f] Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.953%, (3-month USD LIBOR +
1.65%), 7/20/30		United States	500,000	500,260
[f] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%), 2/25/24		United States	469,588	482,700
2014-DN3, M3, FRN, 6.064%, (1-month USD LIBOR + 4.00%), 8/25/24		United States	212,410	232,707
2014-DN4, M3, FRN, 6.614%, (1-month USD LIBOR + 4.55%), 10/25/24		United States	1,781,614	1,983,608
2014-HQ2, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%), 9/25/24.		United States	471,742	486,033
2014-HQ2, M3, FRN, 5.814%, (1-month USD LIBOR + 3.75%), 9/25/24.		United States	1,500,000	1,718,489
2014-HQ3, M3, FRN, 6.814%, (1-month USD LIBOR + 4.75%), 10/25/24		United States	287,019	318,826
2015-DN1, M3, FRN, 6.214%, (1-month USD LIBOR + 4.15%), 1/25/25		United States	725,454	780,113
2015-DNA1, M2, FRN, 3.914%, (1-month USD LIBOR + 1.85%), 10/25/27		United States	234,621	238,925
2015-DNA1, M3, FRN, 5.364%, (1-month USD LIBOR + 3.30%), 10/25/27		United States	600,000	670,803
2015-DNA2, M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%), 12/25/27		United States	148,074	151,122
2015-DNA2, M3, FRN, 5.964%, (1-month USD LIBOR + 3.90%), 12/25/27		United States	1,850,000	2,053,409
2015-DNA3, M2, FRN, 4.914%, (1-month USD LIBOR + 2.85%), 4/25/28.		United States	480,383	497,772
2015-DNA3, M3, FRN, 6.764%, (1-month USD LIBOR + 4.70%), 4/25/28.		United States	1,500,000	1,790,313
2015-HQ1, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%), 3/25/25.		United States	173,465	174,119
2015-HQ1, M3, FRN, 5.864%, (1-month USD LIBOR + 3.80%), 3/25/25.		United States	550,000	589,624
2015-HQ2, M3, FRN, 5.314%, (1-month USD LIBOR + 3.25%), 5/25/25.		United States	1,500,000	1,685,894
2015-HQA2, M2, FRN, 4.864%, (1-month USD LIBOR + 2.80%), 5/25/28		United States	309,624	317,888
2015-HQA2, M3, FRN, 6.864%, (1-month USD LIBOR + 4.80%), 5/25/28		United States	2,000,000	2,347,143
2016-DNA1, M3, FRN, 7.614%, (1-month USD LIBOR + 5.55%), 7/25/28.		United States	1,550,000	1,890,504
2016-DNA2, M2, FRN, 4.264%, (1-month USD LIBOR + 2.20%), 10/25/28		United States	384,369	388,704
2016-DNA2, M3, FRN, 6.714%, (1-month USD LIBOR + 4.65%), 10/25/28		United States	1,800,000	2,076,147
2016-DNA3, M2, FRN, 4.064%, (1-month USD LIBOR + 2.00%), 12/25/28		United States	363,461	368,711
2016-HQA2, M2, FRN, 4.314%, (1-month USD LIBOR + 2.25%), 11/25/28		United States	514,621	526,458
2016-HQA2, M3, FRN, 7.214%, (1-month USD LIBOR + 5.15%), 11/25/28		United States	2,000,000	2,382,526
2016-HQA3, M1, FRN, 2.864%, (1-month USD LIBOR + 0.80%), 3/25/29		United States	184,514	184,727
2016-HQA3, M2, FRN, 3.414%, (1-month USD LIBOR + 1.35%), 3/25/29		United States	350,000	355,423
2016-HQA4, M2, FRN, 3.364%, (1-month USD LIBOR + 1.30%), 4/25/29		United States	700,000	709,287
[f] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 4.064%, (1-month USD LIBOR + 2.00%), 10/25/23		United States	7,964	7,992
2013-C01, M2, FRN, 7.314%, (1-month USD LIBOR + 5.25%), 10/25/23		United States	1,500,000	1,730,496
2014-C01, M2, FRN, 6.464%, (1-month USD LIBOR + 4.40%), 1/25/24		United States	2,000,000	2,277,502
2014-C02, 1M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%), 5/25/24		United States	1,820,000	1,935,722
2014-C02, 2M2, FRN, 4.664%, (1-month USD LIBOR + 2.60%), 5/25/24		United States	2,080,910	2,202,273
2014-C03, 1M2, FRN, 5.064%, (1-month USD LIBOR + 3.00%), 7/25/24		United States	1,349,601	1,445,557

|9

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[f] FNMA Connecticut Avenue Securities, (continued)
2014-C03, 2M2, FRN, 4.964%, (1-month USD LIBOR + 2.90%), 7/25/24		United States	1,366,843	$1,459,358
2014-C04, 1M1, FRN, 6.964%, (1-month USD LIBOR + 4.90%), 11/25/24		United States	745,463	853,145
2014-C04, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%), 11/25/24		United States	532,588	602,492
2015-C01, 1M2, FRN, 6.364%, (1-month USD LIBOR + 4.30%), 2/25/25		United States	34,102	37,657
2015-C01, 2M2, FRN, 6.614%, (1-month USD LIBOR + 4.55%), 2/25/25		United States	140,825	152,894
2015-C02, 1M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%), 5/25/25		United States	491,872	540,167
2015-C02, 2M2, FRN, 6.064%, (1-month USD LIBOR + 4.00%), 5/25/25		United States	158,321	170,871
2015-C03, 1M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%), 7/25/25		United States	1,581,378	1,793,319
2015-C03, 2M2, FRN, 7.064%, (1-month USD LIBOR + 5.00%), 7/25/25		United States	784,429	873,724
2016-C01, 1M2, FRN, 8.814%, (1-month USD LIBOR + 6.75%), 8/25/28		United States	1,666,493	2,018,032
2017-C01, 1B1, FRN, 7.814%, (1-month USD LIBOR + 5.75%), 7/25/29		United States	33,000	39,528
2018-C04, 2M1, FRN, 2.814%, (1-month USD LIBOR + 0.75%), 12/25/30		United States	836,655	837,618
[b,g] FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50		United States	450,000	435,217
[b,f] Galaxy XXVII CLO Ltd.,
2018-27A, A, 144A, FRN, 3.373%, (3-month USD LIBOR + 1.02%), 5/16/31		United States	2,500,000	2,501,040
2018-27A, C, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.80%), 5/16/31	.	United States	1,450,000	1,424,367
2018-27A, C, 144A, FRN, 5.103%, (3-month USD LIBOR + 2.75%), 5/16/31	.	United States	300,000	295,545
[b,f] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 3.939%, (3-month USD LIBOR + 1.60%), 10/15/30		United States	3,000,000	2,992,590
2017-1A, D, 144A, FRN, 5.289%, (3-month USD LIBOR + 2.95%), 10/15/30		United States	400,000	400,284
GS Mortgage Securities Trust,
2016-GS3, A4, 2.85%, 10/10/49		United States	600,000	564,605
2017-GS5, A4, 3.674%, 3/10/50		United States	600,000	597,423
[b,f] Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 4.183%, (3-month
USD LIBOR + 1.80%), 7/21/31		Cayman Islands	400,000	398,548
[b,f] Invitation Homes Trust,
2017-SFR2, A, 144A, FRN, 2.923%, (1-month USD LIBOR + 0.85%),
12/17/36		United States	1,860,575	1,862,768
2018-SFR1, A, 144A, FRN, 2.773%, (1-month USD LIBOR + 0.70%),
3/17/37		United States	1,591,338	1,587,607
2018-SFR3, A, 144A, FRN, 3.074%, (1-month USD LIBOR + 1.00%),
7/17/37		United States	1,130,950	1,133,071
[b,g] J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, A, 144A,
FRN, 2.854%, 10/06/38		United States	600,000	561,016
JPMBB Commercial Mortgage Securities Trust,
2015-C30, A5, 3.822%, 7/15/48.		United States	1,500,000	1,517,072
[g] 2015-C30, AS, FRN, 4.226%, 7/15/48		United States	450,000	457,771
2016-C1, A5, 3.576%, 3/15/49		United States	1,500,000	1,488,533
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, A5, 3.49%, 7/15/50		United States	600,000	588,023
[g,h] JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 1.02%,
3/15/50		United States	198,687	12,695
[b,f] LCM 26 Ltd., 26A, C, 144A, FRN, 4.148%, (3-month USD LIBOR + 1.80%),
1/20/31		United States	400,000	399,592
[b,f] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.711%, (3-month USD LIBOR + 1.375%), 1/17/30.		United States	1,000,000	999,580
2017-1A, B, 144A, FRN, 4.036%, (3-month USD LIBOR + 1.70%), 1/17/30		United States	1,000,000	991,500

|10

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,g] Mill City Mortgage Loan Trust, 2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	519,995	$517,313
[b] Morgan Stanley Capital I Trust, 2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000	455,180
[b,f] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 3.833%, (3-month USD
LIBOR + 1.50%), 10/18/30.	United States	539,475	539,162
[b,f] Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 5.039%,
(3-month USD LIBOR + 2.70%), 4/16/31	United States	350,000	346,997
[b,f] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 3.848%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	2,000,000	1,986,140
2017-1A, B, 144A, FRN, 4.198%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000	499,515
2017-1A, C, 144A, FRN, 5.098%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000	248,593
[b,f] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 3.485%,
(3-month USD LIBOR + 1.13%), 8/12/26	United States	500,000	500,665
[b,f] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.461%, (3-month USD LIBOR + 1.20%), 7/15/27 .	United States	1,200,000	1,197,288
2015-1A, CR, 144A, FRN, 4.111%, (3-month USD LIBOR + 1.85%), 7/15/27 .	United States	2,000,000	2,001,360
2015-1A, DR, 144A, FRN, 4.811%, (3-month USD LIBOR + 2.55%), 7/15/27 .	United States	300,000	298,485
[b,i] Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	290,000	290,385
[b,f] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.464%, (1-month USD LIBOR +
1.40%), 3/25/28	United States	630,000	631,427
[b,f] TCI-Flatiron CLO Ltd.,
2017-1A, B, 144A, FRN, 3.881%, (3-month USD LIBOR + 1.56%), 11/17/30	United States	2,000,000	2,000,180
2017-1A, C, 144A, FRN, 4.171%, (3-month USD LIBOR + 1.85%), 11/17/30 .	United States	1,200,000	1,194,516
2017-1A, D, 144A, FRN, 5.071%, (3-month USD LIBOR + 2.75%), 11/17/30	United States	250,000	250,578
[g] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.477%, 4/25/45	United States	27,670	27,913
[b] Towd Point Mortgage Trust,
[g] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	434,806	436,786
[g] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	56,897	55,745
[g] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	494,923	483,922
[g] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	509,625	501,163
[g] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	286,084	279,716
[f] 2017-5, A1, 144A, FRN, 2.664%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	173,666	174,140
[b,f] Voya CLO Ltd.,
2013-2A, A1R, 144A, FRN, 3.305%, (3-month USD LIBOR + 0.97%),
4/25/31	United States	2,000,000	1,991,040
2013-2A, BR, 144A, FRN, 4.185%, (3-month USD LIBOR + 1.85%), 4/25/31 .	United States	2,000,000	1,990,480
2014-1A, BR2, 144A, FRN, 4.233%, (3-month USD LIBOR + 1.90%),
4/18/31	United States	2,750,000	2,747,112
2017-2A, B, 144A, FRN, 4.689%, (3-month USD LIBOR + 2.35%), 6/07/30	United States	1,000,000	1,005,880
[b,f] Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.148%, (3-month USD LIBOR
+ 1.80%), 7/20/30	United States	2,000,000	1,996,480
Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A4, 2.918%, 11/15/49	United States	1,500,000	1,417,319
[b,f] West CLO Ltd., 2014-1A, A2R, 144A, FRN, 3.683%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	170,000	170,080
			120,096,725

|11

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Real Estate 0.3%
[b] American Homes 4 Rent, 2014-SFR3, A, 144A, 3.678%, 12/17/36	United States	758,009	$758,859
[b,f] Colony American Homes, 2015-1A, A, 144A, FRN, 3.278%, (1-month USD LIBOR
+ 1.20%), 7/17/32	United States	102,529	102,636
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	10,395	10,342
			871,837
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $123,041,968)			122,500,023

Mortgage-Backed Securities (Cost $266,380) 0.1%
Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
FNMA, 3.50%, 7/01/56	United States	258,955	256,053
Municipal Bonds 0.3%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000	116,150
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A-1, 5.00%, 6/01/22	United States	125,000	137,149
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	116,466
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000	103,880
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	13,918
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T,
3.226%, 8/01/27	United States	190,000	183,506
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26.	United States	100,000	106,821
Texas State GO, Transportation Commission-Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000	5,414
Total Municipal Bonds (Cost $784,919)			783,304

	Number of	Notional
	Contracts	Amount*

Options Purchased 0.0%†
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $62.50,
Counterparty SMB, Expires 11/21/18	1	17,500,000	42,875
Buy Protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $65,
Counterparty JPHQ, Expires 10/17/18	1	10,000,000	13,020
			55,895
Interest Rate Swaptions 0.0%†
Receive float 3 month USD LIBOR, Pay fixed 3.06%, Counterparty SMB, Expires
10/18/18	1	6,500,000	56,121
Receive float 3 month USD LIBOR, Pay fixed 3.26%, Counterparty HSBK, Expires
9/28/18	1	3,700,000	6,645
			62,766
Total Options Purchased (Cost $163,001)			118,661
Total Investments before Short Term Investments
(Cost $223,086,310)			220,237,751

|12

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 14.5%

Corporate Bonds (Cost $301,881) 0.1%
Diversified Financials 0.1%
Navient Corp., senior note, 5.50%, 1/15/19	United States	300,000	$303,225
Total Investments before Money Market Funds
(Cost $223,388,191)			220,540,976

		Shares

Money Market Funds (Cost $38,082,760) 14.4%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	38,082,760	38,082,760
Total Investments (Cost $261,470,951) 97.9%			258,623,736
Options Written (0.0)%†			(21,785)
TBA Sale Commitments (0.1)%			(297,345)
Other Assets, less Liabilities 2.2%			5,966,155
Net Assets 100.0%.			$264,270,761

		Principal
		Amount*
TBA Sale Commitments (Proceeds $298,219) (0.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.1)%
[l] FNMA 30 Year, 3.50%, 8/01/48	United States	300,000	$(297,345)

	Number of	Notional
	Contracts	Amount*
Options Written (0.0)%†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $80,
Counterparty SMB, Expires 11/21/18	1	17,500,000	(16,625)
Buy protection on CDX.NA.IG.30, Premium Rate 1.00%, Strike Price $82.50,
Counterparty JPHQ, Expires 10/17/18	1	10,000,000	(5,160)
Total Options Written (Premiums received $25,125)			$(21,785)

|13

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $13,309,540, representing 5.0% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $95,082,892, representing 36.0% of net assets.
cThe coupon rate shown represents the rate at period end.
dPerpetual security with no stated maturity date.
ePrincipal amount of security is adjusted for inflation.
fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
gAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
hInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
iSecurity purchased on a when-issued basis.
jSee Note 8 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day effective yield at period end.
lSecurity sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

At July 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond	Long	38	$3,648,818	9/17/18	$33,526
Canadian 10 Yr. Bond	Long	33	3,418,981	9/19/18	(12,763)
Euro-Bund	Short	45	8,504,278	9/06/18	(70,816)
U.S. Treasury 2 Yr. Note	Short	215	45,445,625	9/28/18	174,181
U.S. Treasury 5 Yr. Note	Short	79	8,936,875	9/28/18	58,109
U.S. Treasury 10 Yr. Note	Short	147	17,555,016	9/19/18	92,689
Ultra 10 Yr. U.S. Treasury Note	Long	30	3,813,281	9/19/18	4,003
Total Futures Contracts.					$278,929

*As of period end.

|14

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At July 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Mexican Peso	RBS	Buy	38,058,000	1,885,297		8/14/18	$152,170	$—
Mexican Peso	RBS	Sell	22,900,000	1,182,875		8/14/18	—	(43,095)
Indonesian Rupiah	JPHQ	Buy	10,036,500,000	703,315		8/20/18	—	(8,267)
Philippine Peso	JPHQ	Sell	2,800,000	52,522		8/23/18	—	(259)
Philippine Peso	JPHQ	Sell	11,300,000	213,934		8/23/18	926	—
Polish Zloty	RBS	Buy	400,000	110,193		8/29/18	—	(647)
Polish Zloty	RBS	Buy	1,600,000	436,068		8/29/18	2,116	—
Polish Zloty	RBS	Sell	1,000,000	268,528		8/29/18	—	(5,337)
Swedish Krona	UBSW	Buy	4,400,000	509,525		9/05/18	—	(7,256)
Swedish Krona	UBSW	Buy	8,235,000	938,960		9/05/18	1,082	—
Canadian Dollar	UBSW	Sell	1,587,000	1,225,083		9/06/18	4,245	—
Australian Dollar	UBSW	Buy	1,233,000	911,958		9/18/18	4,516	—
Australian Dollar	UBSW	Sell	1,233,000	928,874		9/18/18	12,401	—
Euro	UBSW	Buy	320,000	375,448		9/28/18	490	—
Euro	UBSW	Sell	2,777,000	3,270,748		9/28/18	8,311	—
Norwegian Krone	UBSW	Buy	1,080,000	135,169		10/15/18	—	(2,276)
British Pound	UBSW	Sell	82,000	108,882		10/17/18	857	—
Japanese Yen	JPHQ	Buy	90,000,000	801,996		10/19/18	7,466	—
Japanese Yen	JPHQ	Sell	90,000,000	808,407		10/19/18	—	(1,055)
Indian Rupee	RBS	Buy	54,750,000	792,330		10/26/18	—	(2,053)
Canadian Dollar	RBS	Sell	91,000	69,202		10/30/18	—	(870)
Canadian Dollar	UBSW	Sell	26,000	26,806	AUD	11/02/18	—	(92)
Japanese Yen	JPHQ	Buy	35,719,260	324,259		12/17/18	—	(1,408)
Japanese Yen	JPHQ	Sell	35,719,260	324,187		12/17/18	1,336	—
British Pound	JPHQ	Sell	86,300	115,081		8/15/19	—	(316)
Total Forward Exchange Contracts							$195,916	$(72,931)
Net unrealized appreciation (depreciation)							$122,985

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
NavientCorp	(5.00)%	Quarterly		3/20/19	$ 300,000	$ (10,603)	$ (7,864)	$ (2,739)
Contracts to Sell Protection[d,e]
Single Name
Government of Indonesia	1.00%	Quarterly		6/20/23	1,260,000	(5,393)	1,950	(7,343)	BBB-

|15

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index
CDX.EM.29	1.00%	Quarterly		6/20/23	$400,000	$(11,374)	$(12,432)	$1,058	Investment
									Grade
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	1,050,000	79,562	60,007	19,555	Non-
									Investment
									Grade
TotalCentrallyClearedSwapContracts.						$52,192	$41,661	$10,531
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	$35,000	$(5,564)	$(3,674)	$(1,890)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	150,000	(24,270)	(24,031)	(239)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	100,000	(16,180)	(16,201)	21
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	150,000	(24,270)	(24,157)	(113)
American Airlines Group Inc	(5.00)%	Quarterly	BZWS	12/20/19	400,000	(24,706)	(23,157)	(1,549)
American Airlines Group Inc	(5.00)%	Quarterly	CITI	12/20/19	130,000	(8,029)	(7,431)	(598)
BoydGamingCorp	(5.00)%	Quarterly	BZWS	6/20/22	525,000	(78,308)	(77,018)	(1,290)
DishDBSCorp	(5.00)%	Quarterly	BZWS	12/20/20	175,000	(10,533)	(12,153)	1,620
DishDBSCorp	(5.00)%	Quarterly	JPHQ	6/20/21	470,000	(26,841)	(19,887)	(6,954)
EnergyTransferEquityLP	(5.00)%	Quarterly	MSCO	12/20/20	750,000	(80,497)	(75,452)	(5,045)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	700,000	8,410	7,454	956
KBHome	(5.00)%	Quarterly	JPHQ	3/20/20	100,000	(7,709)	(5,830)	(1,879)
Nabors Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	5,000	(22)	85	(107)
NavientCorp	(5.00)%	Quarterly	JPHQ	3/20/20	400,000	(29,455)	(23,807)	(5,648)
PHHCorp	(5.00)%	Quarterly	BZWS	9/20/19	200,000	(11,330)	(1,022)	(10,308)
SafewayInc	(5.00)%	Quarterly	BZWS	6/20/19	1,000,000	(44,644)	(31,363)	(13,281)
SanminaCorp	(5.00)%	Quarterly	BZWS	6/20/19	100,000	(4,868)	(3,819)	(1,049)
SpringleafFinanceCorp	(5.00)%	Quarterly	GSCO	6/20/20	60,000	(5,193)	(1,369)	(3,824)
Tenet Healthcare Corp	(5.00)%	Quarterly	BZWS	3/20/19	90,000	(3,154)	(1,295)	(1,859)
Universal Health Services Inc .	(5.00)%	Quarterly	BZWS	9/20/19	50,000	(3,034)	(2,364)	(670)
Contracts to Sell Protection[d,e]
Single Name
AmericanTowerCorp	1.00%	Quarterly	GSCO	3/20/21	100,000	(266)	(987)	721	BBB-
Capital One Financial Corp	1.00%	Quarterly	JPHQ	12/20/22	150,000	3,145	2,285	860	BBB
DishDBSCorp	5.00%	Quarterly	BZWS	12/20/22	175,000	(1,925)	7,929	(9,854)	B
DishDBSCorp	5.00%	Quarterly	JPHQ	6/20/23	470,000	(17,069)	(6,080)	(10,989)	B
GeneralElectricCo	1.00%	Quarterly	CITI	12/20/22	775,000	12,242	6,895	5,347	A
Goldman Sachs Group Inc	1.00%	Quarterly	BZWS	12/20/22	250,000	5,361	4,141	1,220	BBB+
Goldman Sachs Group Inc	1.00%	Quarterly	JPHQ	12/20/22	150,000	3,217	2,459	758	BBB+
GovernmentofBrazil	1.00%	Quarterly	CITI	6/20/23	420,000	(20,115)	(18,082)	(2,033)	BB-
GovernmentofBrazil	1.00%	Quarterly	CITI	6/20/23	100,000	(4,789)	(5,683)	894	BB-
GovernmentofChina	1.00%	Quarterly	CITI	6/20/23	2,050,000	40,677	36,606	4,071	A+
GovernmentofChina	1.00%	Quarterly	CITI	6/20/23	600,000	11,905	12,171	(266)	A+
GovernmentofColombia.	1.00%	Quarterly	CITI	6/20/23	1,050,000	(1,408)	(3,771)	2,363	BBB-

|16

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
Government of Indonesia	1.00%	Quarterly	CITI	6/20/23	$350,000	$(1,498)	$(3,605)	$2,107	BBB-
Government of Indonesia	1.00%	Quarterly	JPHQ	6/20/23	210,000	(899)	(2,520)	1,621	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	700,000	(33,350)	(32,687)	(663)	NR
GovernmentofMexico	1.00%	Quarterly	CITI	6/20/23	260,000	(1,362)	(3,362)	2,000	BBB+
GovernmentofMexico	1.00%	Quarterly	JPHQ	6/20/23	1,270,000	(6,653)	(9,061)	2,408	BBB+
MorganStanley.	1.00%	Quarterly	BZWS	12/20/22	250,000	5,412	4,643	769	BBB+
Nabors Industries Inc	1.00%	Quarterly	JPHQ	6/20/22	5,000	(283)	(508)	225	BB
Sprint Communications Inc	5.00%	Quarterly	JPHQ	9/20/20	12,000	965	—	965	B
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index, Mezzanine
Tranche7-10%	2.10%	Quarterly	BNDP	6/20/20	300,000	—	—	—	Non-
									Investment
									Grade
[f]Citibank Bespoke Bogota Index,
Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	1,650,000	730	—	730	Non-
									Investment
									Grade
[g]Citibank Bespoke Boulder
Index, Mezzanine Tranche
5-10%.	1.18%	Quarterly	CITI	12/20/19	3,000,000	13,380	—	13,380	Non-
									Investment
									Grade
[f]Citibank Bespoke Boulder
Index, Mezzanine Tranche
5-15%.	1.24%	Quarterly	CITI	12/20/19	1,600,000	12,615	—	12,615	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker Index,
MezzanineTranche3-7%	1.30%	Quarterly	CITI	6/20/19	1,900,000	(452)	—	(452)	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker Index,
MezzanineTranche3-7%	1.40%	Quarterly	CITI	6/20/19	1,500,000	1,134	—	1,134	Non-
									Investment
									Grade
[f]Citibank Bespoke Cambridge
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	500,000	(82,888)	(56,850)	(26,038)	Non-
									Investment
									Grade

|17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Hong Kong
Index, Mezzanine Tranche
3-5%	1.00%	Quarterly	CITI	12/20/18	$30,000	$70	$(249)	$319	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
Mezzanine Tranche 6-10%	0.63%	Quarterly	CITI	12/20/18	1,000,000	955	—	955	Non-
									Investment
									Grade
[f]Citibank Bespoke Lima Index,
MezzanineTranche5-7%	2.13%	Quarterly	CITI	12/20/19	650,000	1,253	—	1,253	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon Index,
EquityTranche0-3%	0.00%	Quarterly	CITI	6/20/19	10,000	(652)	(1,050)	398	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon Index,
Mezzanine Tranche 3-7%	0.79%	Quarterly	CITI	6/20/19	1,100,000	(3,628)	—	(3,628)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona Index,
EquityTranche0-3%	0.00%	Quarterly	CITI	12/20/19	15,000	(2,272)	(2,093)	(179)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona Index,
Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	280,000	553	—	553	Non-
									Investment
									Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	7,100,000	170,560	162,447	8,113	Investment
									Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/28	2,000,000	48,045	19,953	28,092	Investment
									Grade
TotalOTCSwapContracts.						$(247,487)	$(233,550)	$(13,937)
TotalCredit DefaultSwapContracts						$(195,295)	$(191,889)	$(3,406)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

|18

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

Collateral
Pledged
Counterparty	(Received)
CITI	$ (390,000)
DBAB	(180,000)
Total collateral	$ (570,000)

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying instruments.
gRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the underlying instruments and their respective values including fees are as follows:

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[h]	(Depreciation)	(%)[i]
Aegon N.V	$612,245	$(545)	(—)
Aktiebolaget Volvo	612,245	82	—
AlticeFincoSA	612,245	391	—
Altice France	612,245	551	—
American Axle & Manufacturing, Inc	612,245	(1,073)	(—)
Anadarko Petroleum Corporation	612,244	137	—
AngloAmericanplc	612,245	757	—
ArcelorMittal	612,245	(271)	(—)
ArconicInc	612,245	(131)	(—)
Ardagh Packaging Finance PLC	612,245	142	—
Argentine Republic	612,245	2,744	—
Assicurazioni Generali SpA	612,245	(1,180)	(—)
AT&TInc	612,245	659	—
BancoBilbaoVizcayaArgentariaSA	612,245	(969)	(—)
BancoSantanderSA	612,245	673	—
BankofAmericaCorporation	612,245	(16)	(—)
BarclaysBankPLC	612,245	1,226	—
BayerischeMotorenWerkeAktiengesellschaft	612,245	(73)	(—)
BombardierInc	612,245	(801)	(—)
BritishTelecommunicationsPLC	612,245	614	—
Canadian Natural Resources Ltd.	612,244	48	—
CasinoGuichard-Perrachon	612,245	(5,120)	(—)
CECONOMY AG	612,245	(160)	(—)
CenturyLinkInc	612,245	(716)	(—)
Chesapeake Energy Corp	612,245	6,208	—
CreditSuisseGroupAG	612,245	(341)	(—)
DeutscheBankAG	612,245	1,576	—
DevonEnergyCorporation	612,244	137	—
Diamond Offshore Drilling, Inc	612,245	294	—
DISHDBSCorporation.	612,245	12,493	—

|19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[h]	(Depreciation)	(%)[i]
EDP-EnergiasdePortugal,S.A	$612,245	$(98)	(—)
Federative Republic of Brazil	612,245	(1,448)	(—)
FiatChryslerAutomobilesN.V	612,245	44	—
FordMotorCompany	612,245	(116)	(—)
Freeport-McMoRan Inc	612,245	(301)	(—)
FrontierCommunicationsCorporation.	612,245	(16,439)	(—)
GeneralMotorsCompany	612,245	(116)	(—)
GenworthHoldings,Inc	612,245	1,537	—
Glencore International AG	612,245	(317)	(—)
HCAInc	612,245	(98)	(—)
HeidelbergCementAG	612,245	92	—
HellenicTelecommunicationsOrganisationSA	612,245	(1,136)	(—)
HessCorporation	612,244	70	—
JSainsburyPLC	612,245	(3)	(—)
Jaguar Land Rover Automotive PLC	612,245	(1,890)	(—)
JP Morgan Chase & Co	612,245	95	—
Kohl’sCorporation	612,244	(80)	(—)
Ladbrokes Coral Group PLC	612,245	9,335	—
Macy’s,Inc	612,245	(2)	(—)
Marks and Spencer PLC	612,245	(440)	(—)
Matterhorn Telecom Holding S.A	612,245	(689)	(—)
MBIAInc	612,245	27	—
MetLife,Inc	612,244	43	—
MorganStanley	612,245	(254)	(—)
Nabors Industries, Inc	612,245	(397)	(—)
New Albertsons L.P	612,245	(148)	—
NextPLC	612,245	144	—
Nordstrom,Inc	612,245	167	—
PearsonPLC	612,244	30	—
PetroleoBrasileiroSAPetrobras	612,245	2,416	—
Petroleos Mexicanos	612,245	989	—
PeugeotSA	612,245	(397)	(—)
PitneyBowesInc	612,245	(1,818)	(—)
Prudential Financial, Inc	612,244	77	—
R.R. Donnelley & Sons Company	612,245	9,716	—
Renault	612,245	12	—
Repsol,S.A	612,245	146	—
RiteAidCorporation	612,245	1,963	—
Rolls-RoycePLC	612,245	265	—
SafewayInc	612,245	2,816	—
Schaeffler Finance B.V	612,245	186	—
Simon Property Group, L.P	612,244	137	—
Staples,Inc	612,245	95	—
StenaAktiebolag	612,245	(631)	(—)
StoraEnsoOyj	612,245	158	—
SunriseCommunicationsHoldingsS.A	612,245	446	—

|20

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Instruments	Notional Value[h]	(Depreciation)	(%)[i]
Supervalu Inc	$612,245	$(1,833)	(—)
Teck Resources Ltd.	612,245	135	—
Telecom Italia SpA	612,245	2,195	—
TelefonicaSA	612,245	91	—
Tenet Healthcare Corp	612,245	(2,013)	(—)
TescoPLC	612,245	612	—
TheGap,Inc	612,245	330	—
TheGoldmanSachsGroup,Inc	612,245	(150)	(—)
TheKrogerCo	612,244	354	—
Toshiba Corp.	612,245	(227)	(—)
TransoceanInc	612,245	(121)	(—)
UniCreditSpA	612,245	(4,721)	(—)
UnitedMexicanStates	612,245	311	—
UnitiGroupInc	612,245	(1,874)	(—)
ValeSA	612,245	(813)	(—)
VerizonCommunicationsInc	612,245	$(26)	(—)
ViacomInc	612,245	$(88)	(—)
Virgin Media Finance PLC	612,245	(1,419)	(—)
Vodafone Ggroup PLC	612,245	(93)	(—)
VolkswagenAG	612,245	291	—
Weatherford International Ltd	612,245	810	—
WindAcquisitionFinanceS.A	612,245	105	—
Total	$60,000,000	$13,380	—

hNotional amount represents the fair value at period end of each underlying issuer within the index. The Fund’s exposure is limited to 5% of the total notional amount.
iRounds to less than 0.1%.

At July 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 0.728%.	Quarterly			1,185,000	USD
Pay Fixed 0.10%	Annual	HSBK	1/15/19	1,000,000	EUR	$16,583
Receive Floating 3-month USD LIBOR + 1.894%.	Quarterly			2,460,000	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	2,000,000	EUR	155,694
Receive Floating 3-month USD LIBOR + 1.85%	Quarterly			617,500	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	500,000	EUR	40,951
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			232,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	200,000	EUR	(667)
Receive Floating 3-month USD LIBOR + 1.303%.	Quarterly			496,000	USD
Pay Fixed 1.00%	Annual	JPHQ	5/04/21	400,000	EUR	34,184
Receive Floating 3-month USD LIBOR + 1.123%.	Quarterly			111,500	USD
Pay Fixed 0.75%	Annual	HSBK	4/01/22	100,000	EUR	(4,574)

|21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Cross-Currency Swap Contracts (continued)

						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.045%.	Quarterly			1,552,200	USD
Pay Fixed 0.75%	Annual	HSBK	5/31/22	1,300,000	EUR	$47,833
Receive Floating 3-month USD LIBOR + 0.849%.	Quarterly			3,472,000	USD
Pay Fixed 0.75%	Annual	DBAB	9/14/22	2,800,000	EUR	228,081
Receive Floating 3-month USD LIBOR + 0.821%.	Quarterly			466,000	USD
Pay Fixed 0.625%	Annual	BNDP	6/08/23	400,000	EUR	4,129
Receive Floating 3-month USD LIBOR + 0.783%.	Quarterly			957,600	USD
Pay Fixed 0.625%	Annual	HSBK	6/08/23	800,000	EUR	33,899
Receive Floating 3-month USD LIBOR + 0.73%	Quarterly			466,000	USD
Pay Fixed 1.00%	Annual	CITI	11/26/25	400,000	EUR	839
Receive Floating 3-month USD LIBOR + 1.395%.	Quarterly			358,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	300,000	EUR	10,823
Receive Floating 3-month USD LIBOR + 1.415%.	Quarterly			598,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	500,000	EUR	19,151
Total Cross Currency Swap Contracts						$586,926

At July 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Unamortized
					Upfront	Unrealized
	Payment	Maturity	Notional		Payments	Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.788%	Semi-Annual	3/26/23	$7,900,000	$4,286	$—	$4,286
Receive Floating 3-month USD LIBOR.	Quarterly
PayFixed2.79%	Semi-Annual	3/28/23	7,900,000	3,629	—	3,629
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.713%	Semi-Annual	3/29/23	4,700,000	19,265	—	19,265
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.806%	Semi-Annual	4/17/23	5,800,000	566	—	566
Receive Floating 3-month USD LIBOR.	Quarterly
PayFixed2.00%	Semi-Annual	6/20/25	11,100,000	680,830	620,524	60,306
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.883%	Semi-Annual	3/26/28	2,500,000	9,949	—	9,949
Total Interest Rate Swap Contracts				$718,525	$620,524	$98,001

|22

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At July 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciaton
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.079%	At maturity	9/18/24	$1,770,000	$41,901
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.313%	At maturity	6/01/28	1,400,000	11,219
Total Inflation Index Swap Contracts				$53,120

At July 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	9/20/18	$900,000	$18,625
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	FBCO	12/20/18	4,500,000	33,156
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	12/20/18	5,160,000	53,619
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	FBCO	3/20/19	5,300,000	38,537
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	GSCO	3/20/19	4,000,000	27,477
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	JPHQ	3/20/19	1,050,000	8,153
Total Total Return Swap Contracts						$179,567

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 79.

|23

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Select U.S. Equity Fund
	Country	Shares	Value

Common Stocks 96.9%
Consumer Discretionary 10.4%
[a] Amazon.com Inc	United States	2,600	$4,621,344
Aptiv PLC	United States	15,500	1,520,085
NIKE Inc., B	United States	27,000	2,076,570
The Walt Disney Co	United States	18,900	2,146,284
			10,364,283
Consumer Staples 6.1%
Constellation Brands Inc., A	United States	8,000	1,681,840
Estee Lauder Cos. Inc., A	United States	9,400	1,268,436
Lamb Weston Holdings Inc	United States	23,000	1,616,210
[a] Monster Beverage Corp	United States	25,320	1,519,706
			6,086,192
Energy 2.8%
Cabot Oil & Gas Corp., A	United States	61,140	1,436,790
[a] Concho Resources Inc	United States	9,700	1,414,745
			2,851,535
Financials 9.3%
BlackRock Inc	United States	5,200	2,614,352
The Charles Schwab Corp	United States	53,500	2,731,710
Intercontinental Exchange Inc	United States	26,800	1,980,788
S&P Global Inc	United States	9,900	1,984,356
			9,311,206
Health Care 15.0%
[a] ABIOMED Inc	United States	4,500	1,595,385
AstraZeneca PLC, ADR	United Kingdom	53,400	2,089,542
[a] Illumina Inc	United States	5,700	1,848,852
[a] Mettler-Toledo International Inc	United States	3,100	1,836,781
Stryker Corp	United States	11,200	1,828,400
Teleflex Inc	United States	6,950	1,895,335
UnitedHealth Group Inc	United States	9,700	2,456,234
[a] Waters Corp	United States	7,300	1,440,071
			14,990,600
Industrials 13.7%
3M Co	United States	10,000	2,123,200
BWX Technologies Inc	United States	22,000	1,446,720
FedEx Corp	United States	7,400	1,819,438
Fortive Corp	United States	29,600	2,429,568
Raytheon Co	United States	12,000	2,376,360
Republic Services Inc	United States	21,200	1,536,576
[a] Verisk Analytics Inc	United States	18,140	2,006,647
			13,738,509
Information Technology 32.8%
[a] Adyen NV	Netherlands	300	191,721
[a] Alibaba Group Holding Ltd., ADR	China	13,500	2,527,605
[a] Alphabet Inc., A	United States	2,800	3,436,216
Amphenol Corp., A	United States	16,700	1,561,617
Analog Devices Inc	United States	31,150	2,994,761
Apple Inc	United States	10,500	1,998,045
Applied Materials Inc	United States	34,020	1,654,392
Cognex Corp	United States	28,800	1,520,064

Quarterly Statement of Investments | See Notes to Statements of Investments. | 24

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Select U.S. Equity Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[a] Electronic Arts Inc	United States	15,000	$1,931,250
[a] InterXion Holding NV.	Netherlands	30,900	2,004,792
Mastercard Inc., A	United States	13,500	2,673,000
Microsoft Corp	United States	31,400	3,330,912
NVIDIA Corp	United States	6,000	1,469,160
[a] Salesforce.com Inc	United States	15,000	2,057,250
[a] ServiceNow Inc	United States	11,300	1,988,348
[a] Tyler Technologies Inc	United States	6,200	1,394,938
			32,734,071
Materials 2.8%
Albemarle Corp	United States	10,300	970,260
Ecolab Inc	United States	13,000	1,829,100
			2,799,360
Real Estate 1.7%
[a] SBA Communications Corp., A	United States	10,600	1,677,450
Utilities 2.3%
NextEra Energy Inc	United States	13,500	2,261,790
Total Common Stocks (Cost $83,902,125)			96,814,996

Short Term Investments (Cost $3,073,067) 3.1%

Money Market Funds 3.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	3,073,067	3,073,067
Total Investments (Cost $86,975,192) 100.0%			99,888,063
Other Assets, less Liabilities (0.0)%†			(35,914)
Net Assets 100.0%			$99,852,149

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|25

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Growth Opportunities Fund
	Country	Shares	Value

Common Stocks 98.7%
Consumer Discretionary 13.7%
[a] Amazon.com Inc	United States	183,288	$325,783,423
Aptiv PLC	United States	310,457	30,446,518
[a] Booking Holdings Inc	United States	20,289	41,160,700
Las Vegas Sands Corp	United States	522,866	37,594,066
[a] Liberty Broadband Corp., C	United States	398,771	31,690,331
[a] Netflix Inc	United States	94,664	31,944,367
The Walt Disney Co	United States	206,647	23,466,833
Wynn Resorts Ltd	United States	179,753	29,979,205
			552,065,443
Consumer Staples 4.4%
Constellation Brands Inc., A	United States	259,722	54,601,356
Lamb Weston Holdings Inc	United States	585,690	41,156,436
[a] Monster Beverage Corp	United States	754,493	45,284,670
Pinnacle Foods Inc	United States	564,626	37,502,459
			178,544,921
Energy 1.1%
Diamondback Energy Inc	United States	328,246	43,312,060
Financials 7.2%
[a] Athene Holding Ltd., A	United States	426,640	19,569,977
The Charles Schwab Corp	United States	1,199,717	61,257,550
Intercontinental Exchange Inc	United States	526,269	38,896,542
MarketAxess Holdings Inc	United States	215,350	41,728,369
MSCI Inc	United States	214,541	35,654,569
S&P Global Inc	United States	206,927	41,476,448
[a] SVB Financial Group	United States	161,783	49,809,750
			288,393,205
Health Care 10.6%
[a] ABIOMED Inc	United States	125,198	44,386,447
[a] Celgene Corp	United States	241,835	21,786,915
[a] Centene Corp	United States	78,218	10,194,152
[a] Edwards Lifesciences Corp	United States	347,286	49,470,891
[a] Heron Therapeutics Inc	United States	1,043,980	39,097,051
[a] Illumina Inc	United States	34,587	11,218,639
[a] Intuitive Surgical Inc	United States	73,172	37,185,279
Medtronic PLC	United States	220,100	19,859,623
[a] Nevro Corp	United States	384,397	21,626,175
[a] Sage Therapeutics Inc	United States	176,396	25,457,471
UnitedHealth Group Inc	United States	397,500	100,654,950
West Pharmaceutical Services Inc	United States	404,651	44,369,982
			425,307,575
Industrials 10.8%
Allegiant Travel Co	United States	45,773	5,657,543
The Boeing Co	United States	165,252	58,879,288
[a] CoStar Group Inc	United States	188,656	78,452,598
Honeywell International Inc	United States	230,925	36,867,176
[a] IHS Markit Ltd	United States	687,516	36,458,973
Raytheon Co	United States	398,238	78,863,071
Rockwell Automation Inc	United States	120,059	22,518,266
Roper Technologies Inc	United States	97,063	29,303,320
Stanley Black & Decker Inc	United States	178,377	26,662,010

Quarterly Statement of Investments | See Notes to Statements of Investments. | 26

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
[a] Univar Inc	United States	669,022	$18,391,415
[a] Verisk Analytics Inc	United States	383,296	42,400,203
			434,453,863
Information Technology 46.5%
[a] 2U Inc	United States	543,237	41,101,311
[a] Adobe Systems Inc	United States	303,216	74,190,891
[a] Adyen NV	Netherlands	7,000	4,473,486
[a] Alibaba Group Holding Ltd., ADR	China	147,954	27,701,427
[a] Alphabet Inc., C	United States	141,218	171,899,023
Amphenol Corp., A	United States	104,868	9,806,207
Analog Devices Inc	United States	302,239	29,057,257
Apple Inc	United States	1,097,152	208,777,054
Applied Materials Inc	United States	770,297	37,459,543
[a] Autodesk Inc	United States	353,747	45,435,265
[a] Avalara Inc	United States	53,700	2,058,858
[a,b] DocuSign Inc	United States	68,000	3,665,200
[a] Electronic Arts Inc	United States	273,347	35,193,426
[a] Facebook Inc., A	United States	775,540	133,842,693
[a] Fiserv Inc	United States	383,466	28,944,014
[a] InterXion Holding NV	Netherlands	674,163	43,739,695
[a,c,d,e] LegalZoom.com Inc	United States	418,321	17,536,016
Mastercard Inc., A	United States	1,010,115	200,002,770
Microsoft Corp	United States	1,654,321	175,490,372
Monolithic Power Systems	United States	297,294	39,444,968
NVIDIA Corp	United States	248,919	60,950,306
[a] PayPal Holdings Inc	United States	369,633	30,361,655
[a] Pluralsight Inc., A	United States	84,500	1,961,245
[a] Salesforce.com Inc	United States	421,929	57,867,562
[a] ServiceNow Inc	United States	486,159	85,544,538
[a] Spotify Technology SA.	United States	117,578	21,496,786
Tencent Holdings Ltd	China	708,729	32,072,536
[a] Tyler Technologies Inc	United States	174,879	39,346,026
Visa Inc., A.	United States	1,152,545	157,599,003
Xilinx Inc	United States	302,127	21,774,293
[a] Zendesk Inc	United States	587,963	32,026,345
			1,870,819,771
Materials 0.9%
[a] Axalta Coating Systems Ltd	United States	402,526	12,176,411
[a] Ingevity Corp	United States	254,671	25,383,059
			37,559,470
Real Estate 3.5%
American Tower Corp	United States	206,275	30,578,206
Equinix Inc	United States	56,910	24,999,425
[a] SBA Communications Corp., A	United States	529,884	83,854,143
			139,431,774
Total Common Stocks (Cost $2,017,147,834)			3,969,888,082

|27

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value
Preferred Stocks 1.2%
Consumer Discretionary 0.8%
[a,d,e] ClearMotion Inc., pfd., C	United States	2,610,594	$5,601,079
[a,d,e] Proterra Inc., pfd., 5, 144A	United States	2,362,202	15,881,521
[a,d,e] Proterra Inc., pfd., 6, 144A	United States	596,775	4,012,229
[a,d,e] Proterra Inc., pfd., 7	United States	743,088	4,995,918
			30,490,747
Industrials 0.3%
[a,d,e] Optoro Inc., pfd., E	United States	509,182	10,020,702
Information Technology 0.1%
[a,d,e] Tanium Inc., pfd., G	United States	805,800	5,721,199
Total Preferred Stocks (Cost $39,573,307)			46,232,648
Total Investments before Short Term Investments
(Cost $2,056,721,141)			4,016,120,730

Short Term Investments 0.9%

Money Market Funds (Cost $34,606,706) 0.8%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	34,606,706	34,606,706
Investments from Cash Collateral Received for Loaned Securities (Cost
$3,407,650) 0.1%
Money Market Funds 0.1%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	3,407,650	3,407,650
Total Investments (Cost $2,094,735,497) 100.8%.			4,054,135,086
Other Assets, less Liabilities (0.8)%			(33,377,910)
Net Assets 100.0%			$4,020,757,176

See Abbreviations on page 79.

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2018.
cSecurity purchased on a delayed delivery basis.
dFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
eSee Note 6 regarding restricted securities.
fSee Note 8 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|28

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Natural Resources Fund
	Country	Shares	Value

Common Stocks 97.2%
Aluminum 0.4%
[a] Alcoa Corp	United States	42,500	$1,838,975
Construction Materials 0.5%
[a] Cemex SAB de CV, CPO, ADR	Mexico	367,000	2,734,150
Copper 4.4%
Antofagasta PLC	United Kingdom	554,800	7,305,821
First Quantum Minerals Ltd	Zambia	266,600	4,158,452
Freeport-McMoRan Inc	United States	315,700	5,209,050
[a] Imperial Metals Corp	Canada	364,500	364,276
Lundin Mining Corp	Chile	446,400	2,470,849
Sandfire Resources NL	Australia	554,167	3,039,299
			22,547,747
Diversified Chemicals 1.2%
BASF SE	Germany	34,200	3,286,426
DowDuPont Inc	United States	41,400	2,847,078
			6,133,504
Diversified Metals & Mining 8.3%
Anglo American PLC	United Kingdom	117,500	2,673,117
BHP Billiton PLC, ADR.	United Kingdom	283,400	13,110,084
Glencore PLC	Switzerland	2,002,800	8,795,598
Hudbay Minerals Inc	Canada	236,500	1,230,862
[a] Nautilus Minerals Inc	Canada	3,895,831	419,293
Nexa Resources SA	Peru	190,200	2,550,582
Rio Tinto PLC, ADR.	Australia	94,500	5,244,750
South32 Ltd	Australia	1,050,000	2,785,698
Teck Resources Ltd., B	Canada	223,000	5,804,690
			42,614,674
Fertilizers & Agricultural Chemicals 0.4%
Nutrien Ltd	Canada	34,000	1,843,140
Gold 5.2%
Agnico Eagle Mines Ltd	Canada	83,400	3,494,234
Alamos Gold Inc., A.	Canada	713,400	3,871,928
[a] B2Gold Corp	Canada	1,707,000	4,251,753
Barrick Gold Corp	Canada	255,400	2,857,926
Goldcorp Inc	Canada	240,000	3,000,000
[a] Guyana Goldfields Inc	Canada	852,800	2,622,386
Newcrest Mining Ltd	Australia	142,400	2,288,985
OceanaGold Corp	Australia	631,410	1,941,605
Randgold Resources Ltd., ADR	United Kingdom	5,400	398,790
[a] Tahoe Resources Inc	Canada	444,700	1,996,501
			26,724,108
Integrated Oil & Gas 14.2%
Chevron Corp	United States	104,900	13,245,723
Exxon Mobil Corp	United States	236,800	19,301,568
Occidental Petroleum Corp	United States	151,000	12,673,430
Petroleo Brasileiro SA, ADR	Brazil	103,300	1,211,709
Royal Dutch Shell PLC, A, ADR	United Kingdom	184,821	12,636,212
Suncor Energy Inc	Canada	185,600	7,816,089
Total SA, B, ADR.	France	84,910	5,540,377
			72,425,108

Quarterly Statement of Investments | See Notes to Statements of Investments. | 29

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Drilling 2.8%
Ensco PLC, A	United States	242,619	$1,802,659
Patterson-UTI Energy Inc	United States	480,800	8,269,760
[a] Pioneer Energy Services Corp	United States	658,346	2,172,542
[a] Rowan Cos. PLC.	United States	159,800	2,313,904
			14,558,865
Oil & Gas Equipment & Services 19.3%
Baker Hughes a GE Co., A	United States	188,200	6,507,956
[a] C&J Energy Services Inc	United States	154,600	3,595,996
[a] Dril-Quip Inc	United States	44,300	2,283,665
Halliburton Co	United States	345,135	14,640,627
[a] Hunting PLC	United Kingdom	118,900	1,220,732
[a] Liberty Oilfield Services Inc., A	United States	200,200	3,923,920
[a] Mammoth Energy Services Inc	United States	67,308	2,505,204
[a] Nine Energy Service Inc	United States	104,100	3,040,761
Oceaneering International Inc	United States	145,500	3,980,880
[a] Oil States International Inc	United States	154,303	5,385,175
[a] Ranger Energy Services Inc	United States	225,500	2,176,075
RPC Inc	United States	263,700	3,902,760
Schlumberger Ltd	United States	304,947	20,590,021
[a] Superior Energy Services Inc	United States	943,300	9,282,072
TechnipFMC PLC	United Kingdom	419,200	13,644,960
[a] Weatherford International PLC	United States	511,300	1,733,307
			98,414,111
Oil & Gas Exploration & Production 27.9%
Anadarko Petroleum Corp	United States	153,000	11,191,950
Cabot Oil & Gas Corp., A	United States	615,700	14,468,950
[a] Cairn Energy PLC	United Kingdom	1,490,200	4,777,733
[a] Callon Petroleum Co	United States	738,400	7,945,184
Canadian Natural Resources Ltd	Canada	210,800	7,746,187
[a] Concho Resources Inc	United States	68,900	10,049,065
ConocoPhillips	United States	90,300	6,516,951
Diamondback Energy Inc	United States	86,600	11,426,870
EOG Resources Inc	United States	71,600	9,232,104
EQT Corp	United States	230,500	11,451,240
Hess Corp	United States	120,200	7,888,726
[a,b] Jagged Peak Energy Inc	United States	682,300	9,756,890
Noble Energy Inc	United States	359,700	12,981,573
Pioneer Natural Resources Co	United States	41,800	7,911,486
[a] Resolute Energy Corp	United States	241,400	7,420,636
[a] Ring Energy Inc	United States	161,600	1,997,376
			142,762,921
Oil & Gas Refining & Marketing 3.2%
HollyFrontier Corp	United States	37,900	2,826,582
Marathon Petroleum Corp	United States	60,600	4,898,298
Phillips 66	United States	39,700	4,896,598
Valero Energy Corp	United States	32,700	3,870,045
			16,491,523
Oil & Gas Storage & Transportation 7.5%
Enbridge Inc	Canada	215,747	7,643,916
Kinder Morgan Inc	United States	551,600	9,807,448
ONEOK Inc	United States	70,400	4,958,976

|30

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Storage & Transportation (continued)
Targa Resources Corp	United States	167,100	$8,533,797
TransCanada Corp	Canada	67,800	3,047,610
The Williams Cos. Inc	United States	139,800	4,159,050
			38,150,797
Paper Packaging 0.4%
Packaging Corp. of America	United States	19,500	2,201,550
Specialty Chemicals 1.1%
Albemarle Corp	United States	41,800	3,937,560
Umicore SA	Belgium	32,200	1,883,056
			5,820,616
Trading Companies & Distributors 0.4%
[a] Univar Inc	United States	74,000	2,034,260
Total Common Stocks (Cost $379,720,006)			497,296,049
Convertible Preferred Stocks 0.4%
Oil & Gas Exploration & Production 0.4%
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	62,700	948,168
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	56,000	999,040
Total Convertible Preferred Stocks (Cost $5,322,173)			1,947,208
Total Investments before Short Term Investments
(Cost $385,042,179)			499,243,257

Short Term Investments 2.6%

Money Market Funds (Cost $11,326,940) 2.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	11,326,940	11,326,940
Investments from Cash Collateral Received for Loaned Securities (Cost $1,843,750)
0.4%
Money Market Funds 0.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	1,843,750	1,843,750
Total Investments (Cost $398,212,869) 100.2%			512,413,947
Other Assets, less Liabilities (0.2)%			(1,174,810)
Net Assets 100.0%			$511,239,137

See Abbreviations on page 79.

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2018.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|31

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Small Cap Growth Fund
	Shares	Value

Common Stocks 96.6%
Consumer Discretionary 12.2%
[a] At Home Group Inc	517,400	$18,766,098
[a] Boot Barn Holdings Inc	1,208,735	28,272,312
[a] Dave & Buster’s Entertainment Inc	348,400	17,123,860
[a,b,c] DraftKings Inc	9,905,685	20,367,029
[a,d] Duluth Holdings Inc	1,161,942	26,747,905
[a] Five Below Inc	221,500	21,520,940
[a] Grand Canyon Education Inc	297,600	34,679,328
[a] IMAX Corp	1,003,600	22,179,560
[a] Laureate Education Inc., A	861,100	12,752,891
Lithia Motors Inc	232,200	20,677,410
[a] M/I Homes Inc	850,276	21,988,137
[a,e] Sportsman’s Warehouse Holdings Inc	4,162,000	21,184,580
[a] Taylor Morrison Home Corp., A	978,900	19,117,917
Tenneco Inc	434,200	20,016,620
Wingstop Inc	535,729	26,438,226
		331,832,813
Consumer Staples 2.1%
[a] Hostess Brands Inc., A	1,991,100	27,895,311
[a] The Simply Good Foods Co	614,800	10,254,864
[a] Smart & Final Stores Inc	3,062,800	18,070,520
		56,220,695
Energy 3.1%
[a] Callon Petroleum Co	2,679,400	28,830,344
[a,d] Liberty Oilfield Services Inc., A	1,384,300	27,132,280
[a,d] Resolute Energy Corp	462,500	14,217,250
[a] Ring Energy Inc	1,269,900	15,695,964
		85,875,838
Financials 9.5%
Chemical Financial Corp	542,923	30,838,026
Evercore Inc	252,500	28,532,500
[a] FGL Holdings., A	1,305,200	11,772,904
[a] Focus Financial Partners Inc	75,700	3,084,018
Houlihan Lokey Inc	400,500	19,688,580
LegacyTexas Financial Group Inc	633,100	27,748,773
MB Financial Inc	680,100	32,950,845
[a] Metropolitan Bank Holding Corp	318,661	15,659,002
Pinnacle Financial Partners Inc	534,404	33,400,250
[a] PRA Group Inc	541,800	21,238,560
[a] Western Alliance Bancorp	593,600	33,668,992
		258,582,450
Health Care 21.7%
[a] Aclaris Therapeutics Inc	954,349	16,357,542
[a] American Renal Associates Holdings Inc	1,085,400	17,464,086
[a] Amicus Therapeutics Inc	1,198,900	17,443,995
[a,e] Aratana Therapeutics Inc	2,697,019	12,230,981
[a] Argenx SE, ADR (Netherlands)	89,300	8,103,975
[a] Array BioPharma Inc	1,507,500	23,200,425
[a] Ascendis Pharma AS, ADR (Denmark)	115,900	7,874,246
[a] Clovis Oncology Inc	211,700	9,344,438
[a] Collegium Pharmaceutical Inc	513,200	9,889,364

Quarterly Statement of Investments | See Notes to Statements of Investments. | 32

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Corium International Inc	851,750	$6,311,468
[a] DexCom Inc	344,500	32,772,285
[a] Dynavax Technologies Corp	971,700	13,117,950
[a] Foamix Pharmaceuticals Ltd. (Israel)	457,580	2,631,085
[a] G1 Therapeutics Inc	148,800	7,640,880
[a] Global Blood Therapeutics Inc	238,200	9,956,760
[a] HealthEquity Inc	236,316	17,841,858
[a] Heron Therapeutics Inc	931,188	34,872,991
[a] Inspire Medical Systems Inc	143,800	6,442,240
[a] Integer Holdings Corp	549,500	39,261,775
[a] Iovance Biotherapeutics Inc	1,384,500	19,659,900
[a] iRhythm Technologies Inc	465,697	35,183,408
[a] Karyopharm Therapeutics Inc	767,086	13,638,789
[a] Loxo Oncology Inc	69,658	11,673,984
[a] Neogen Corp	333,566	27,485,838
[a] NeoGenomics Inc	603,300	8,446,200
[a] Neos Therapeutics Inc	608,738	3,317,622
[a] Neuronetics Inc	142,100	3,545,395
[a] Nevro Corp	582,700	32,782,702
[a] Odonate Therapeutics Inc	383,200	7,575,864
[a] Penumbra Inc	147,500	20,981,875
[a,e] Pfenex Inc	1,587,831	8,129,695
[a] Reata Pharmaceuticals Inc	185,100	12,977,361
[a] Revance Therapeutics Inc	871,492	25,055,395
[a] Sage Therapeutics Inc	135,700	19,584,224
[a] TG Therapeutics Inc	842,443	9,898,705
[a,d] TherapeuticsMD Inc	2,704,400	14,116,968
[a] Tivity Health Inc	756,978	25,510,159
		592,322,428
Industrials 17.9%
Allegiant Travel Co	252,248	31,177,853
Altra Industrial Motion Corp	709,800	31,160,220
[a] Astronics Corp	924,019	37,894,019
[a] Beacon Roofing Supply Inc	882,000	37,114,560
Cubic Corp	536,300	36,522,030
[a] Echo Global Logistics Inc	338,225	11,651,851
Granite Construction Inc	456,543	24,630,495
Kennametal Inc	924,700	36,026,312
[a,e] The KeyW Holding Corp	3,430,282	30,426,601
[a] Mercury Systems Inc	1,056,900	44,104,437
Mobile Mini Inc	672,300	28,673,595
[a] SAIA Inc	319,424	24,068,599
[a] Spirit Airlines Inc	969,700	42,123,768
[a] Univar Inc	1,155,032	31,751,830
US Ecology Inc	585,365	39,687,747
		487,013,917
Information Technology 27.6%
[a] 2U Inc	615,172	46,543,913
[a] Alarm.com Holdings Inc	540,424	23,167,977
[a] Alteryx Inc	337,200	13,147,428
[a] Envestnet Inc	558,522	32,729,389
[a] GreenSky Inc., A	816,000	14,116,800

|33

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Guidewire Software Inc	223,700	$19,282,940
[a] Hubspot Inc	159,529	19,797,549
[a] I3 Verticals Inc., A	258,400	3,956,104
[a] Inphi Corp	1,140,000	35,841,600
[a] Integrated Device Technology Inc	1,428,100	49,169,483
[a] InterXion Holding NV (Netherlands)	543,395	35,255,468
[a] Lattice Semiconductor Corp	4,343,900	33,404,591
[a,b,c,f] LegalZoom.com Inc	357,820	14,999,814
ManTech International Corp., A	515,000	30,822,750
Monolithic Power Systems	199,300	26,443,124
[a] Nanometrics Inc	667,100	25,122,986
[a] Orbotech Ltd. (Israel)	207,900	13,355,496
[a] Paylocity Holding Corp	422,532	24,506,856
[a] Pluralsight Inc., A	681,000	15,806,010
[a] Pure Storage Inc., A	1,078,500	23,360,310
[a] Q2 Holdings Inc	455,200	26,925,080
[a] RealPage Inc	381,500	21,020,650
[a] Tenable Holdings Inc	66,900	2,000,310
[a] Twilio Inc., A	625,602	36,216,100
[a] USA Technologies Inc	274,300	3,689,335
Versum Materials Inc	624,100	24,059,055
[a] ViaSat Inc	492,183	34,620,152
[a] WEX Inc	108,500	20,595,470
[a] Wix.com Ltd. (Israel)	310,600	29,507,000
[a] Yelp Inc	532,400	19,634,912
[a] Zendesk Inc	584,414	31,833,031
		750,931,683
Materials 1.2%
[a] Ingevity Corp	333,800	33,269,846
Real Estate 1.3%
Coresite Realty Corp	315,700	35,389,970
Total Common Stocks (Cost $1,883,092,479)		2,631,439,640

Preferred Stocks 2.0%
Consumer Discretionary 1.1%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,787,047	12,014,648
[a,b,c] Proterra Inc., pfd., 6, 144A	1,310,834	8,812,979
[a,b,c] Proterra Inc., pfd., 7	536,367	3,606,095
[a,b,c] Tula Technology Inc., E	3,611,111	6,688,825
		31,122,547
Industrials 0.4%
[a,b,c] Optoro Inc., pfd., E	508,130	9,999,998
Information Technology 0.5%
[a,b,c] Smule Inc., pfd., G, 144A	1,542,673	11,939,374
[a,b,c] Smule Inc., pfd., H, 144A	352,675	2,822,527
		14,761,901
Total Preferred Stocks (Cost $50,362,383)		55,884,446

Total Investments before Short Term Investments (Cost $1,933,454,862)		2,687,324,086

|34

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Short Term Investments 4.7%

Money Market Funds (Cost $56,907,160) 2.1%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	56,907,160	$56,907,160
Investments from Cash Collateral Received for Loaned Securities (Cost $71,667,892) 2.6%
Money Market Funds 2.6%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	71,667,892	71,667,892
Total Investments (Cost $2,062,029,914) 103.3%		2,815,899,138
Other Assets, less Liabilities (3.3)%		(91,168,438)
Net Assets 100.0%		$2,724,730,700

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at July 31, 2018.
eSee Note 7 regarding holdings of 5% voting securities.
fSecurity purchased on a delayed delivery basis.
gSee Note 8 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

|35

FRANKLIN STRATEGIC SERIES

Statement of Investments, July 31, 2018 (unaudited)
Franklin Small-Mid Cap Growth Fund
	Shares	Value

Common Stocks 95.7%
Consumer Discretionary 15.1%
Aptiv PLC	508,000	$49,819,560
[a] Burlington Stores Inc	236,200	36,093,722
[a] Dollar Tree Inc	430,000	39,250,400
Domino’s Pizza Inc	151,000	39,661,660
[a,b,c] DraftKings Inc	7,974,537	16,396,406
Expedia Group Inc	258,500	34,597,640
[a] Grand Canyon Education Inc	359,000	41,834,270
[a] Liberty Broadband Corp., C	294,500	23,403,915
MGM Resorts International	470,000	14,743,900
[a] Norwegian Cruise Line Holdings Ltd	335,800	16,800,074
[a] NVR Inc	12,000	33,113,160
[a] O’Reilly Automotive Inc	103,300	31,609,800
Ross Stores Inc	587,700	51,382,611
Tapestry Inc	196,000	9,235,520
Thor Industries Inc	214,000	20,297,900
Tractor Supply Co	261,900	20,438,676
[a] Ulta Beauty Inc	54,500	13,319,255
Vail Resorts Inc	103,500	28,656,045
Wynn Resorts Ltd	179,000	29,853,620
		550,508,134
Consumer Staples 2.7%
Church & Dwight Co. Inc	641,000	35,831,900
[a] Hostess Brands Inc., A	716,300	10,035,363
Lamb Weston Holdings Inc	285,000	20,026,950
[a] Monster Beverage Corp	538,900	32,344,778
		98,238,991
Energy 1.9%
Cabot Oil & Gas Corp., A	781,010	18,353,735
[a] Concho Resources Inc	171,700	25,042,445
Diamondback Energy Inc	40,000	5,278,000
[a,d] Jagged Peak Energy Inc	751,000	10,739,300
[d] RPC Inc	567,000	8,391,600
		67,805,080
Financials 7.7%
Arthur J. Gallagher & Co	526,000	37,530,100
CBOE Global Markets Inc	300,000	29,139,000
First Republic Bank	350,000	34,601,000
[a] Focus Financial Partners Inc	100,600	4,098,444
MarketAxess Holdings Inc	165,500	32,068,935
Moody’s Corp	257,000	43,977,840
MSCI Inc	159,000	26,424,210
[a] SVB Financial Group	109,000	33,558,920
[a] Western Alliance Bancorp	246,500	13,981,480
Willis Towers Watson PLC	154,000	24,550,680
		279,930,609
Health Care 12.6%
[a] ABIOMED Inc	83,500	29,603,255
[a] Agios Pharmaceuticals Inc	50,000	4,320,500
[a] Alkermes PLC	154,000	6,752,900
[a] Alnylam Pharmaceuticals Inc	70,000	6,650,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 36

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] BioMarin Pharmaceutical Inc	200,766	$20,189,029
[a] Centene Corp	260,500	33,950,965
[a] Cerner Corp	473,502	29,395,004
[a] DexCom Inc	201,414	19,160,514
[a] Edwards Lifesciences Corp	494,600	70,455,770
[a] Exelixis Inc	356,600	7,381,620
[a] IDEXX Laboratories Inc	52,500	12,858,825
[a] Incyte Corp	196,614	13,082,695
[a,d] Inspire Medical Systems Inc	138,000	6,182,400
[a] Insulet Corp	249,217	20,724,886
[a] Ionis Pharmaceuticals Inc	121,000	5,285,280
[a] iRhythm Technologies Inc	181,450	13,708,547
[a] Jazz Pharmaceuticals PLC	99,000	17,134,920
[a] Mettler-Toledo International Inc	71,500	42,364,465
[a] Neurocrine Biosciences Inc	108,042	10,857,141
[a] Nevro Corp	215,000	12,095,900
[a] Penumbra Inc	136,647	19,438,036
[a] Revance Therapeutics Inc	356,000	10,235,000
[a] Seattle Genetics Inc	104,500	7,356,800
[a] Waters Corp	146,000	28,801,420
West Pharmaceutical Services Inc	92,500	10,142,625
		458,128,497
Industrials 18.9%
BWX Technologies Inc	334,000	21,963,840
[a] CoStar Group Inc	134,000	55,723,900
Fortive Corp	525,500	43,133,040
Harris Corp	29,000	4,783,550
Hexcel Corp	472,809	32,628,549
IDEX Corp	200,000	30,716,000
[a] IHS Markit Ltd	861,815	45,702,050
J.B. Hunt Transport Services Inc	281,000	33,691,900
[a] Mercury Systems Inc	409,000	17,067,570
Old Dominion Freight Line Inc	198,000	29,066,400
Republic Services Inc	427,000	30,948,960
Rockwell Automation Inc	341,000	63,957,960
Roper Technologies Inc	327,530	98,881,307
Stanley Black & Decker Inc	247,000	36,919,090
Textron Inc	329,800	22,515,446
TransUnion	153,000	11,077,200
[a] Univar Inc	922,000	25,345,780
[a] Verisk Analytics Inc	488,000	53,982,560
[a] WABCO Holdings Inc	226,000	28,403,680
		686,508,782
Information Technology 30.5%
[a] 2U Inc	853,000	64,537,980
[a] Advanced Micro Devices Inc	500,000	9,165,000
[a] Adyen NV (Netherlands)	20,600	13,164,830
[a] Alarm.com Holdings Inc	394,000	16,890,780
Amphenol Corp., A	520,000	48,625,200
Analog Devices Inc	150,000	14,421,000
[a] ANSYS Inc	108,000	18,239,040
[a] Arista Networks Inc	40,000	10,229,200

|37

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Autodesk Inc	415,000	$53,302,600
[a] Black Knight Inc	275,000	14,203,750
[a] Ceridian HCM Holding Inc	96,000	3,144,960
Cognex Corp	761,000	40,165,580
[a] Coherent Inc	52,500	8,298,150
[a] EPAM Systems Inc	71,500	9,310,015
[a] FleetCor Technologies Inc	172,000	37,324,000
[a] GoDaddy Inc., A	887,800	65,359,836
[a] GreenSky Inc., A	380,300	6,579,190
[a] GrubHub Inc	29,000	3,534,810
[a] Guidewire Software Inc	293,000	25,256,600
[a] I3 Verticals Inc., A	170,400	2,608,824
[a] Inphi Corp	595,000	18,706,800
[a] Integrated Device Technology Inc	707,000	24,342,010
[a] InterXion Holding NV (Netherlands)	426,000	27,638,880
KLA-Tencor Corp	349,000	40,979,580
Lam Research Corp	216,000	41,178,240
Marvell Technology Group Ltd. (Bermuda)	377,000	8,033,870
Microchip Technology Inc	585,000	54,656,550
Monolithic Power Systems	190,000	25,209,200
[a] Pluralsight Inc., A	199,500	4,630,395
[a] PTC Inc	202,000	18,565,820
[a] Q2 Holdings Inc	181,700	10,747,555
[a] Red Hat Inc	295,000	41,662,850
[a] ServiceNow Inc	379,000	66,688,840
[a] Silicon Laboratories Inc	32,500	3,095,625
Skyworks Solutions Inc	122,000	11,538,760
[a] Square Inc., A	624,000	40,341,600
[a] Synopsys Inc	120,000	10,731,600
Total System Services Inc	69,500	6,362,030
[a] Trimble Inc	265,000	9,354,500
[a] ViaSat Inc	464,050	32,641,277
[a] Wix.com Ltd. (Israel)	257,000	24,415,000
[a] Workday Inc., A	375,000	46,507,500
[a] Worldpay Inc., A	623,700	51,261,903
Xilinx Inc	255,000	18,377,850
[a,d] Zscaler Inc	231,000	8,156,610
		1,110,186,190
Materials 3.5%
Albemarle Corp	100,000	9,420,000
Avery Dennison Corp	267,000	30,619,560
[a] Axalta Coating Systems Ltd	765,203	23,147,391
Celanese Corp., A	72,000	8,503,920
[a] Ingevity Corp	276,780	27,586,662
Packaging Corp. of America	254,500	28,733,050
		128,010,583

|38

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Real Estate 2.8%
[a] CBRE Group Inc	677,100	$33,719,580
Coresite Realty Corp	106,900	11,983,490
[a] SBA Communications Corp., A	352,000	55,704,000
		101,407,070
Total Common Stocks (Cost $2,342,854,538)		3,480,723,936

Preferred Stocks (Cost $7,135,914) 0.2%
Consumer Discretionary 0.2%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,416,913	9,526,168
Total Investments before Short Term Investments (Cost $2,349,990,452)		3,490,250,104

Short Term Investments 5.0%

Money Market Funds (Cost $161,413,181) 4.4%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	161,413,181	161,413,181
Investments from Cash Collateral Received for Loaned Securities (Cost $20,912,309) 0.6%
Money Market Funds 0.6%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	20,912,309	20,912,309
Total Investments (Cost $2,532,315,942) 100.9%.		3,672,575,594
Other Assets, less Liabilities (0.9)%		(34,370,267)
Net Assets 100.0%		$3,638,205,327

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at July 31, 2018.
eSee Note 8 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day effective yield at period end.

|39

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, July 31, 2018 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.4%
Consumer Services 0.0%†
[a,b,c] Turtle Bay Resort	United States	5,579,939	$1,009,115
Energy 0.4%
[a] Birch Permian Holdings Inc	United States	831,762	10,708,936
[a] Chaparral Energy Inc	United States	94,305	1,702,205
[a,d] Chaparral Energy Inc., A, 144A	United States	3,418	62,549
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	47,227	5
[a] Halcon Resources Corp	United States	955,276	3,735,129
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	8,335
[a] Linn Energy Inc	United States	88,309	3,673,655
[a] Midstates Petroleum Co. Inc	United States	6,993	91,678
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	49,552	369
			19,982,861
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	811,947
[a] Verso Corp., wts., 7/25/23	United States	4,095	9,214
			821,161
Retailing 0.0%†
[a,c,e] K2016470219 South Africa Ltd., A	South Africa	125,940,079	95,459
[a,c,e] K2016470219 South Africa Ltd., B	South Africa	12,532,821	9,499
			104,958
Transportation 0.0%†
[a,c] CEVA Logistics AG	Switzerland	50,632	1,078,201
Total Common Stocks and Other Equity Interests
(Cost $67,710,443)			22,996,296

Management Investment Companies 8.1%
Diversified Financials 8.1%
[f] Franklin Lower Tier Floating Rate Fund	United States	25,361,119	248,031,741
[f] Franklin Middle Tier Floating Rate Fund.	United States	21,833,687	206,328,347
Total Management Investment Companies
(Cost $470,958,729)			454,360,088

		Principal
		Amount*
Corporate Bonds 48.5%
Automobiles & Components 0.5%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	10,000,000	10,115,250
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	16,000,000	14,980,000
senior note, 5.125%, 11/15/23	United States	2,900,000	2,885,500
			27,980,750
Banks 3.9%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27.	United States	5,000,000	4,672,783
senior note, 3.50%, 4/19/26	United States	46,000,000	44,621,435
CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	14,817,000	15,131,861

Quarterly Statement of Investments | See Notes to Statements of Investments. | 40

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	2,500,000		$2,398,260
senior note, 3.40%, 5/01/26	United States	23,300,000		22,281,649
senior note, 3.20%, 10/21/26	United States	20,000,000		18,749,531
sub. bond, 5.50%, 9/13/25	United States	10,000,000		10,649,936
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,037,806
[d] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	15,800,000		14,468,692
[d] Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,400,000		1,459,402
JPMorgan Chase & Co.,
[g] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	10,000,000		10,358,300
[g] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	5,000,000		5,155,400
senior bond, 3.30%, 4/01/26	United States	10,000,000		9,617,119
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,783,968
sub. note, 3.875%, 9/10/24	United States	10,000,000		9,914,341
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	7,600,000		7,741,702
[h] Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%,
11/04/22.	Turkey	3,900,000	EUR	4,438,760
[g] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN
thereafter, Perpetual	United States	21,000,000		21,099,750
				217,580,695
Capital Goods 1.4%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	25,500,000		24,830,625
[d] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25 .	United States	15,000,000		14,048,250
CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	6,600,000		6,159,582
Legrand France SA, senior bond, 8.50%, 2/15/25	France	200,000		249,190
[d] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	14,600,000		14,604,380
[d] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	16,900,000		16,752,125
				76,644,152
Commercial & Professional Services 0.9%
[d] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	11,700,000		11,188,125
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	20,500,000		20,884,375
[d] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	20,300,000		17,762,500
				49,835,000
Consumer Durables & Apparel 1.1%
[d] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	25,100,000		24,378,375
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,350,000
senior note, 7.00%, 12/15/21	United States	10,000,000		10,588,800
PulteGroup Inc., senior bond, 5.00%, 1/15/27.	United States	24,600,000		23,216,250
				63,533,425
Consumer Services 2.0%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	11,500,000		11,083,125
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	9,000,000		8,583,750
[d] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	13,200,000		13,200,000
[d] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25.	United States	13,200,000		13,959,000
senior secured note, 144A, 6.25%, 2/15/22	United States	5,000,000		5,212,450

|41

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Services (continued)
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000		$8,833,250
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		8,997,625
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	16,200,000		15,855,681
[d] Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
senior note, 144A, 7.00%, 7/15/26.	Canada	6,600,000		6,805,920
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	13,700,000		13,563,000
[d] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	5,200,000		4,970,888
				111,064,689
Diversified Financials 2.7%
Capital One Financial Corp., senior note, 3.20%, 2/05/25.	United States	20,000,000		18,833,842
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000		32,763,394
senior note, 3.75%, 2/25/26	United States	15,000,000		14,597,209
[d] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21 .	Netherlands	8,400,000	EUR	10,191,000
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28.	United States	10,000,000		9,505,661
senior note, 3.875%, 1/27/26	United States	43,100,000		42,520,636
Navient Corp.,
senior note, 5.875%, 3/25/21	United States	5,000,000		5,093,750
senior note, 6.625%, 7/26/21	United States	8,000,000		8,280,000
senior note, 6.125%, 3/25/24	United States	10,000,000		9,900,000
				151,685,492
Energy 5.1%
Anadarko Petroleum Corp., senior bond, 3.45%, 7/15/24	United States	6,000,000		5,829,253
[d] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	7,852,000		7,066,800
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	8,800,000		9,663,500
senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000		8,661,250
Cheniere Energy Partners LP, senior secured note, first lien,
5.25%, 10/01/25	United States	11,900,000		11,900,000
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	12,800,000		12,347,648
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	20,000,000		20,090,200
Energy Transfer Equity LP, senior bond, first lien, 7.50%, 10/15/20 .	United States	11,000,000		11,770,000
Energy Transfer Partners LP,
senior bond, 4.05%, 3/15/25	United States	1,300,000		1,270,772
senior note, 5.20%, 2/01/22	United States	10,000,000		10,419,450
Energy Transfer Partners LP/Regency Energy Finance Corp.,
senior note, 5.00%, 10/01/22	United States	10,000,000		10,310,309
[d,i] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,855,122		11,540,640
Exxon Mobil Corp., senior note, 2.222%, 3/01/21	United States	3,000,000		2,948,474
[d] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000		20,051,000
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	17,000,000		17,145,884
senior note, 3.15%, 1/15/23	United States	9,000,000		8,745,092
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	20,000,000		19,800,000

|42

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000	$2,007,186
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	20,000,000	20,921,246
senior secured note, first lien, 5.625%, 4/15/23	United States	6,200,000	6,621,458
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	5,337,550
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000	4,162,500
[d] Sinopec Group Overseas Development 2016 Ltd., senior note,
144A, 2.75%, 9/29/26	China	12,800,000	11,582,016
[d] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	5,900,000	5,812,798
[d,i] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	5,499,967	5,637,466
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	4,983,053	4,735,677
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000	9,281,250
senior note, 8.25%, 6/15/23	United States	10,500,000	10,447,500
[d] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	7,100,000	6,721,996
senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000	5,163,565
			287,992,480
Food & Staples Retailing 0.9%
[d] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	7,600,000	7,350,720
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000	13,662,832
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	29,553,650
			50,567,202
Food, Beverage & Tobacco 1.5%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	2,000,000	1,828,585
[d] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	20,400,000	19,927,363
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000	23,270,751
[d] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	6,500,000	6,402,500
senior note, 144A, 4.875%, 11/01/26	United States	16,500,000	16,273,125
[d] Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	10,000,000	9,562,500
senior note, 144A, 5.50%, 3/01/25	United States	8,000,000	7,900,000
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000	1,933,530
			87,098,354
Health Care Equipment & Services 2.7%
[d] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24 .	United States	18,000,000	18,033,750
Centene Corp.,
senior note, 4.75%, 5/15/22	United States	12,000,000	12,195,000
[d] senior note, 144A, 5.375%, 6/01/26	United States	8,600,000	8,825,750
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	7,223,000	3,536,260
[d] senior note, 144A, 8.125%, 6/30/24	United States	2,807,000	2,322,792
senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000	3,646,500
CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	9,600,000	9,582,380
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	9,750,000
senior bond, 5.00%, 5/01/25	United States	9,300,000	8,788,500
Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	2,700,000	2,716,890

|43

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	$15,731,250
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,108,750
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,243,750
senior secured bond, first lien, 5.50%, 6/15/47	United States	12,000,000	11,400,000
[d] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%,
6/01/24	United States	11,100,000	11,516,250
[d,i] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%,
12/01/22.	United States	2,900,000	3,008,750
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	4,690,003
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	7,000,000	7,096,250
senior note, 8.125%, 4/01/22	United States	5,000,000	5,343,750
senior note, 6.75%, 6/15/23	United States	2,700,000	2,751,165
			154,287,740
Insurance 0.6%
[d] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24,
FRN thereafter, 10/16/44	Japan	35,000,000	35,702,100
Materials 6.4%
ArcelorMittal,
senior note, 5.50%, 3/01/21	France	17,600,000	18,342,808
senior note, 6.125%, 6/01/25	France	2,700,000	2,928,656
[i] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000	1,324,375
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	11,500,000	11,255,625
[d] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	21,200,000	20,709,750
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	5,800,000	6,006,741
[d] Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000	15,323,475
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000	4,161,580
The Chemours Co., senior note, 6.625%, 5/15/23	United States	10,860,000	11,389,425
[d] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	7,100,000	6,691,750
[d] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000	8,095,000
senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000	7,263,000
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 5.125%, 3/15/23	Australia	3,600,000	3,483,000
senior note, 144A, 5.125%, 5/15/24	Australia	7,700,000	7,384,993
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000	25,268,750
[d] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21.	Switzerland	13,300,000	13,637,457
[d] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000	4,935,155
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000	2,507,003

|44

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] INVISTA Finance LLC, senior secured note, 144A, 4.25%,
10/15/19.	United States	30,000,000	$30,225,000
LYB International Finance BV, senior note, 4.00%, 7/15/23.	United States	20,400,000	20,509,140
[d] New Gold Inc., senior note, 144A, 6.375%, 5/15/25.	Canada	6,900,000	6,296,250
[d] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22.	Canada	3,800,000	3,800,000
[d] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	19,400,000	18,648,250
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000	7,829,250
senior note, 144A, 5.875%, 8/15/23	United States	12,500,000	12,734,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
[d] senior note, 144A, 7.00%, 7/15/24	United States	5,600,000	5,680,500
senior secured note, first lien, 5.75%, 10/15/20	United States	6,396,111	6,415,619
[d] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000	5,874,335
[d,j] senior secured note, first lien, 144A, FRN, 5.839%, (3-month
USD LIBOR + 3.50%), 7/15/21	United States	6,500,000	6,594,250
[d] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000	11,441,250
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000	2,684,240
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000	11,441,250
[d] Sociedad Quimica y Minera de Chile SA, senior note, 144A,
3.625%, 4/03/23	Chile	1,500,000	1,471,148
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000	9,930,375
senior note, 5.125%, 10/01/21	United States	9,200,000	9,315,000
[d] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,500,000	20,231,250
			361,830,025
Media 5.3%
[d] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	3,000,000	2,932,500
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	22,000,000	21,642,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	18,000,000	17,797,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	8,500,000	8,600,937
[d] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000	12,805,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000	3,068,040
senior note, 6.50%, 11/15/22	United States	5,000,000	5,125,000
senior sub. note, 7.625%, 3/15/20.	United States	900,000	900,000
senior sub. note, 7.625%, 3/15/20.	United States	6,400,000	6,438,080
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000	22,990,000
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	7,000,000	6,571,250
senior bond, 5.00%, 3/15/23	United States	10,000,000	8,687,500
senior note, 5.875%, 11/15/24	United States	8,000,000	6,700,000
[k] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	8,000,000	6,160,000
senior secured note, first lien, 9.00%, 9/15/22	United States	3,100,000	2,394,750

|45

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
[d] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		$21,033,750
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	6,300,000		6,528,375
senior bond, 144A, 5.375%, 4/15/25	United States	10,000,000		9,950,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23.	United States	12,000,000		12,435,000
[d] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,824,500
senior note, 5.125%, 7/15/20	United States	9,800,000		9,934,750
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		23,017,400
[d] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25 .	Germany	18,000,000		18,810,000
[d] Univision Communications Inc., senior secured note, first lien,
144A, 5.125%, 2/15/25	United States	25,000,000		23,250,000
[d] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000	GBP	13,106,293
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	14,000,000		13,650,000
[d] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	8,600,000	EUR	10,059,364
				297,412,489
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Allergan Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		24,572,904
[d] Bausch Health Cos. Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,917,875
senior note, 144A, 5.50%, 3/01/23	United States	4,000,000		3,810,000
senior note, 144A, 4.50%, 5/15/23	United States	4,000,000	EUR	4,533,019
senior note, 144A, 8.50%, 1/31/27	United States	5,000,000		5,147,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000		2,234,400
[d] Bayer US Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	11,700,000		11,875,476
Celgene Corp., senior bond, 3.45%, 11/15/27.	United States	7,900,000		7,416,113
[d,i] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%,
5/15/22	United States	3,300,000		3,340,227
[d] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		9,609,250
senior note, 144A, 6.00%, 7/15/23	United States	5,000,000		4,275,000
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	12,900,000		13,025,001
				92,756,765
Real Estate 1.3%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	8,000,000		7,695,116
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000		26,992,167
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000		25,750,000
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	4,200,000		4,158,000
senior bond, 5.00%, 10/15/27	United States	10,700,000		10,379,000
				74,974,283
Retailing 1.1%
Amazon.com Inc., senior note, 2.80%, 8/22/24	United States	8,900,000		8,631,048
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	15,000,000		13,470,358
JD.com Inc., senior note, 3.125%, 4/29/21	China	2,000,000		1,949,230
[c,e,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	9,688,700		12,081

|46

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing (continued)
[e,i] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	1,873,803	$183,556
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000	10,277,000
senior bond, 4.375%, 11/15/26.	United States	11,800,000	11,121,500
[d,l] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,300,000	5,326,500
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	20,000,000	13,600,000
			64,571,273
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	1,800,000	1,769,563
Qorvo Inc.,
senior bond, 7.00%, 12/01/25	United States	62,000	67,425
[d] senior note, 144A, 5.50%, 7/15/26	United States	5,600,000	5,718,720
Xilinx Inc., senior note, 2.125%, 3/15/19	United States	1,900,000	1,893,215
			9,448,923
Software & Services 1.6%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	19,800,000	20,295,000
[d] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	22,400,000	22,988,000
senior note, 144A, 7.00%, 12/01/23	United States	7,500,000	7,865,625
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000	8,398,602
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22.	United States	20,000,000	20,350,000
[d] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000	9,393,859
			89,291,086
Technology Hardware & Equipment 0.6%
[d] CommScope Technologies LLC, senior bond, 144A, 6.00%,
6/15/25	United States	16,600,000	17,181,000
[d] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,500,000	2,565,437
senior note, 144A, 7.125%, 6/15/24	United States	12,600,000	13,547,853
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	1,200,000	1,222,073
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,900,000	1,858,350
			36,374,713
Telecommunication Services 2.2%
[d] Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20	Bermuda	10,000,000	7,312,500
senior note, 144A, 7.125%, 4/01/22	Bermuda	3,000,000	1,923,525
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21.	Bermuda	10,000,000	9,279,900
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	17,200,000	16,426,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	10,000,000	10,134,400
[d] senior note, 144A, 9.00%, 11/15/18	United States	816,000	830,892
[d] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,202,000
[d] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A,
5.152%, 9/20/29	United States	15,300,000	15,242,625
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000	5,225,000
senior bond, 6.375%, 3/01/25	United States	14,700,000	15,361,500
senior note, 6.00%, 4/15/24	United States	4,200,000	4,357,500
senior note, 5.125%, 4/15/25	United States	6,000,000	6,041,400

|47

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000	$23,567,766
			120,905,008
Transportation 1.1%
[d] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	6,000,000	5,940,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000	13,768,300
[d] Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24 .	Ireland	17,400,000	17,236,962
[d] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27	Australia	11,400,000	10,605,078
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	13,071,862	12,586,856
			60,137,196
Utilities 3.7%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000	8,302,500
senior note, 5.375%, 1/15/23	United States	10,000,000	9,575,000
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000	2,015,000
[d] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	6,200,000	5,875,926
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000	10,442,097
[d,g] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000	4,963,825
junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	25,000,000	24,822,375
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000	18,453,594
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	4,800,000	4,752,000
[d] Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	9,200,000	9,002,338
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000	30,705,572
[d] State Grid Overseas Investment 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	12,800,000	12,226,368
[d] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	15,900,000	15,343,500
senior note, 144A, 10.50%, 1/15/26	United States	8,100,000	7,047,000
[d] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.15%, 6/02/26	China	12,800,000	11,934,080
[d] Vistra Energy Corp., senior note, 144A, 8.00%, 1/15/25	United States	28,300,000	30,882,375
			206,343,550
Total Corporate Bonds (Cost $2,803,663,483)			2,728,017,390

[j] Senior Floating Rate Interests 8.3%
Automobiles & Components 0.2%
TI Group Automotive Systems LLC, Initial US Term Loan, 4.577%,
(1-month USD LIBOR + 2.50%), 6/30/22	United States	9,315,471	9,334,875
Capital Goods 0.2%
Allison Transmission Inc., New Term Loans, 3.84%, (1-month USD
LIBOR + 1.75%), 9/23/22	United States	2,269,667	2,285,036
Doncasters U.S. Finance LLC, Second Lien Term Loan, 10.584%,
(3-month USD LIBOR + 8.25%), 10/09/20	United States	736,591	624,874
Harsco Corp., Term Loan B-2, 4.375%, (1-month USD LIBOR +
2.25%), 12/10/24.	United States	4,291,517	4,319,231

|48

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Capital Goods (continued)
Leidos Innovations Corp., Term Loan B, 3.875%, (1-month USD
LIBOR + 1.75%), 8/16/23	United States	1,568,039	$1,579,310
			8,808,451
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Tranche B-5 Term Loans, 4.625%,
(1-month USD LIBOR + 2.50%), 3/09/23	United States	7,317,504	7,344,945
Ventia Pty. Ltd., Term B Loans (USD), 5.834%, (3-month USD
LIBOR + 3.50%), 5/21/22	Australia	834,147	842,488
			8,187,433
Consumer Services 0.3%
Aristocrat Technologies Inc.,
Term B-3 Loans, 4.098%, (2-month USD LIBOR + 1.75%),
10/19/24	United States	4,191	4,192
Term B-3 Loans, 4.098%, (3-month USD LIBOR + 1.75%),
10/19/24	United States	1,631,092	1,631,508
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.34%,
(3-month USD LIBOR + 2.00%), 2/13/25	United States	6,375,807	6,393,755
Eldorado Resorts Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%),
4/17/24	United States	2,045,313	2,048,508
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%),
4/17/24	United States	1,463,164	1,465,449
Greektown Holdings LLC, Initial Term Loan, 5.077%, (1-month
USD LIBOR + 3.00%), 4/25/24	United States	3,010,477	3,014,866
			14,558,278
Diversified Financials 0.1%
First Eagle Holdings Inc., Initial Term Loans, 5.334%, (3-month
USD LIBOR + 3.00%), 12/01/22	United States	5,202,860	5,233,755
[m,n] Trans Union LLC, Term A-2 Facility, TBD, 8/09/22	United States	3,474,227	3,475,321
			8,709,076
Energy 1.9%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.827%, (1-month USD LIBOR +
5.75%), 8/14/20	United States	23,487,469	23,164,516
Second Lien Initial Term Loan, 12.827%, (1-month USD
LIBOR + 10.75%), 2/16/21	United States	16,760,827	16,090,394
Fieldwood Energy LLC, Closing Date Loans, 7.327%, (1-month
USD LIBOR + 5.25%), 4/11/22	United States	49,391,396	49,551,918
Foresight Energy LLC, Term Loans, 7.827%, (1-month USD LIBOR
+ 5.75%), 3/28/22	United States	10,218,614	10,199,454
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (3-month USD
LIBOR + 4.25%), 8/05/19	United States	7,897,976	7,848,614
			106,854,896
Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term B-3 Loan, 4.084%, (3-month USD
LIBOR + 1.75%), 3/11/25	United States	3,910,569	3,924,014
Smart & Final Stores LLC, First Lien Term Loan, 5.577%, (1-month
USD LIBOR + 3.50%), 11/15/22	United States	11,875,171	11,617,872
			15,541,886

|49

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Food, Beverage & Tobacco 0.6%
CSM Bakery Supplies LLC, Second Lien Term Loan, 10.09%,
(3-month USD LIBOR + 7.75%), 7/03/21	United States	10,000,000	$9,464,580
JBS USA LUX SA, New Initial Term Loans, 4.834% - 4.835%,
(3-month USD LIBOR + 2.50%), 10/30/22	United States	26,398,474	26,405,549
			35,870,129
Health Care Equipment & Services 0.0%†
IQVIA Inc., Term B-3 Dollar Loans, 4.084%, (3-month USD LIBOR
+ 1.75%), 6/11/25	United States	1,462,656	1,458,999
U.S. Renal Care Inc., Initial Term Loan, 6.584%, (3-month USD
LIBOR + 4.25%), 12/31/22	United States	986,058	972,500
			2,431,499
Household & Personal Products 0.1%
Spectrum Brands Inc.,
USD Term Loans, 4.17%, (2-month USD LIBOR + 2.00%),
6/23/22	United States	10,493	10,518
USD Term Loans, 4.34% - 4.363%, (3-month USD LIBOR +
2.00%), 6/23/22	United States	4,134,398	4,144,089
			4,154,607
Materials 0.8%
Ashland LLC, Term B Loan, 3.827% - 3.829%, (1-month USD
LIBOR + 1.75%), 5/17/24	United States	4,103,173	4,121,124
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan,
4.084%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	4,837,039	4,842,577
Chemours Co., Tranche B-2 US$ Term Loan, 3.83%, (1-month
USD LIBOR + 1.75%), 4/03/25	United States	11,530,247	11,501,421
Crown Americas LLC, Term B Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 4/03/25	United States	988,346	992,670
Oxbow Carbon LLC,
Second Lien Term Loan, 9.577%, (1-month USD LIBOR +
7.50%), 1/04/24	United States	2,161,171	2,204,395
Tranche A Term Loan, 4.327%, (1-month USD LIBOR +
2.50%), 1/04/22	United States	12,943,750	12,992,289
Tranche B Term Loan, 5.827%, (1-month USD LIBOR +
3.75%), 1/04/23	United States	7,634,250	7,748,764
			44,403,240
Media 0.6%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 4.327%, (1-month USD LIBOR + 2.25%), 7/28/25 .	United States	1,966,249	1,964,611
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.322%, (1-month USD LIBOR
+ 2.25%), 12/15/23	United States	4,540,059	4,551,005
Initial Term Loans, 4.322%, (1-month USD LIBOR + 2.25%),
12/15/22	United States	5,941,885	5,956,210
Charter Communications Operating LLC, Term A-2 Loan, 3.58%,
(1-month USD LIBOR + 1.50%), 3/31/23	United States	9,081,406	9,094,175
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.322%,
(1-month USD LIBOR + 2.25%), 7/17/25	United States	12,796,619	12,749,809
Lions Gate Capital Holdings LLC, Term A Loan, 3.814%, (1-month
USD LIBOR + 1.75%), 3/22/23	Canada	2,541,660	2,544,837
			36,860,647

|50

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
			Principal
		Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bausch Health Companies Inc., Initial Term Loans, 5.092%,
(1-month USD LIBOR + 3.00%), 6/02/25		United States	3,222,314	$ 3,230,171
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 6.375%, (1-month USD LIBOR + 4.25%), 4/29/24		United States	19,811,088	19,863,706
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
4.20%, (1-week USD LIBOR + 2.25%), 1/31/25		United States	12,889,493	12,942,469
Syneos Health Inc., Initial Term B Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 8/01/24		United States	10,164,603	10,171,718
				46,208,064
Retailing 1.0%
Ascena Retail Group Inc., Tranche B Term Loan, 6.625%,
(1-month USD LIBOR + 4.50%), 8/21/22		United States	30,640,905	28,132,181
General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.83%,
(1-month USD LIBOR + 8.75%), 3/04/21		United States	15,975,007	15,500,549
Jo-Ann Stores Inc., Initial Loans, 7.509%, (6-month USD LIBOR +
5.00%), 10/23/23.		United States	12,403,524	12,442,285
				56,075,015
Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments Inc., Tranche B-4 Term Loan, 3.827%, (1-month
USD LIBOR + 1.75%), 4/29/23		United States	2,722,324	2,734,806
ON Semiconductor Corp., 2018 New Replacement Term B-3
Loans, 3.827%, (1-month USD LIBOR + 1.75%), 3/31/23.		United States	11,626,954	11,656,021
				14,390,827
Software & Services 0.1%
Rackspace Hosting Inc., Term B Loans, 5.363%, (3-month USD
LIBOR + 3.00%), 11/03/23		United States	3,817,887	3,804,772
Wex Inc., Term B-2 Loan, 4.327%, (1-month USD LIBOR +
2.25%), 7/01/23		United States	1,867,641	1,872,811
				5,677,583
Technology Hardware & Equipment 0.0%†
Ciena Corp., Refinancing Term Loan, 4.586%, (1-month USD
LIBOR + 2.50%), 1/28/22		United States	1,835,489	1,845,813
CommScope Inc., Tranche 5 Term Loans, 4.077%, (1-month USD
LIBOR + 2.00%), 12/29/22		United States	447,087	449,672
				2,295,485
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 5.08%,
(1-month USD LIBOR + 3.00%), 10/05/23		United States	2,369,066	2,345,967
Global Tel*Link Corp., Term Loan, 6.334%, (3-month USD LIBOR +
4.00%), 5/23/20		United States	2,757,397	2,775,924
				5,121,891
Transportation 0.5%
Air Canada, Term Loan, 4.072%, (1-month USD LIBOR + 2.00%),
10/06/23	.	Canada	546,429	548,934
Hertz Corp., Tranche B-1 Term Loan, 4.83%, (1-month USD
LIBOR + 2.75%), 6/30/23		United States	9,045,494	9,039,135
International Seaways Operating Corp., Initial Term Loans, 8.08%,
(1-month USD LIBOR + 5.50%), 6/22/22		United States	6,796,411	6,804,906

|51

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Transportation (continued)
Navios Maritime Midstream Partners LP, Initial Term Loan, 6.83%,
(3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	13,128,701			$12,718,429
					29,111,404
Utilities 0.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.59%,
(3-month USD LIBOR + 3.25%), 6/28/23	United States	6,253,511			6,277,744
NRG Energy Inc., Term Loan B, 4.084%, (3-month USD LIBOR +
1.75%), 6/30/23	United States	8,457,400			8,452,156
					14,729,900
Total Senior Floating Rate Interests
(Cost $468,508,208)					469,325,186

Foreign Government and Agency Securities 5.9%
[d] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	16,000,000			15,105,200
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			17,337,531
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	13,346,709
senior bond, FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,588,225
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,364,648
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	642,215
senior bond, FR56, 8.375%, 9/15/26	Indonesia	363,988,000,000		IDR	25,996,605
Government of Mexico,
senior bond, M, 6.50%, 6/10/21	Mexico	4,690,000	[o]	MXN	24,335,039
senior note, M 10, 8.50%, 12/13/18	Mexico	16,200,000	[o]	MXN	87,078,478
[d] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	29,400,000			29,970,801
senior note, 144A, 7.25%, 9/28/21	Serbia	15,000,000			16,431,675
[d] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	2,200,000			2,235,475
144A, 7.75%, 9/01/23	Ukraine	4,355,000			4,388,860
144A, 7.75%, 9/01/24	Ukraine	4,355,000			4,342,545
144A, 7.75%, 9/01/25	Ukraine	4,355,000			4,267,791
144A, 7.75%, 9/01/26	Ukraine	4,355,000			4,221,628
144A, 7.75%, 9/01/27	Ukraine	4,354,000			4,179,949
[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	20,490,000			12,998,344
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	97,200	[q]	BRL	26,484,449
10.00%, 1/01/23	Brazil	34,402	[q]	BRL	9,088,718
[r] Index Linked, 6.00%, 5/15/23	Brazil	19,500	[q]	BRL	16,710,311
senior note, 10.00%, 1/01/19	Brazil	25,000	[q]	BRL	6,744,629
Total Foreign Government and Agency Securities
(Cost $352,053,448)					330,859,825

U.S. Government and Agency Securities 4.0%
U.S. Treasury Bond,
7.125%, 2/15/23	United States	3,000,000			3,545,039
6.25%, 8/15/23.	United States	4,000,000			4,637,891
6.875%, 8/15/25	United States	1,000,000			1,251,582
6.50%, 11/15/26	United States	34,000,000			42,918,359
5.25%, 2/15/29.	United States	1,750,000			2,110,425

|52

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Bond, (continued)
3.00%, 11/15/45	United States	50,000,000	$49,281,250
[s] Index Linked, 0.625%, 1/15/24	United States	24,742,463	24,499,829
U.S. Treasury Note,
2.375%, 8/15/24	United States	5,000,000	4,856,055
[s] Index Linked, 0.125%, 7/15/24	United States	95,919,661	92,479,517
Total U.S. Government and Agency Securities
(Cost $231,383,258)			225,579,947

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 16.2%
Banks 0.6%
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	8,264,032	7,896,382
[t] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.757%,
7/10/38	United States	10,783,000	9,942,213
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%,
4/15/50	United States	10,050,000	9,999,333
[t] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.471%, 3/25/34	United States	2,780,727	2,804,757
[u] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN,
2.444%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	1,638,246	1,644,281
			32,286,966
Diversified Financials 15.6%
[d,u] AMMC CLO XI Ltd.,
2012-11A, BR2, 144A, FRN, 3.939%, (3-month USD LIBOR +
1.60%), 4/30/31	United States	3,000,000	3,000,120
2012-11A, CR2, 144A, FRN, 4.239%, (3-month USD LIBOR +
1.90%), 4/30/31	United States	1,000,000	997,550
2012-11A, DR2, 144A, FRN, 5.189%, (3-month USD LIBOR +
2.85%), 4/30/31	United States	1,450,000	1,439,836
[d,u] Antares CLO Ltd., 2018-1A, B, 144A, FRN, 4.104%, (3-month USD
LIBOR + 1.65%), 4/20/31	United States	17,500,000	17,499,650
[d,u] Ares CLO Ltd., 2018-48A, D, 144A, FRN, 5.039%, (3-month USD
LIBOR + 2.70%), 7/20/30	United States	3,550,000	3,549,148
[d,u] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 3.559%, (3-month
USD LIBOR + 1.22%), 10/15/29	United States	3,870,000	3,876,463
[d,u] Atrium VIII,
8A, BR, 144A, FRN, 4.247%, (3-month USD LIBOR + 1.90%),
10/23/24	United States	4,520,000	4,528,588
8A, CR, 144A, FRN, 4.847%, (3-month USD LIBOR + 2.50%),
10/23/24	United States	6,080,000	6,103,408
[d,u] Atrium XI, 2011A, CR, 144A, FRN, 4.497%, (3-month USD LIBOR
+ 2.15%), 10/23/25	United States	15,440,000	15,481,070
[d,l,v] Atrium XIV LLC, 14A, D, 144A, FRN, 8/23/30	United States	3,750,000	3,750,075
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000	10,794,405
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000	12,489,047
[t] 2015-UBS7, B, FRN, 4.362%, 9/15/48	United States	6,740,000	6,873,532

|53

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,t] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.024%, 5/26/35	United States	8,011,260	$7,758,408
[d,u] Betony CLO 2 Ltd., 2018-1A, C, 144A, FRN, 5.009%, (3-month
USD LIBOR + 2.90%), 4/30/31	United States	4,000,000	3,994,880
[d,u] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 3.519%,
(3-month USD LIBOR + 1.18%), 7/15/26	United States	4,400,000	4,402,156
[d,u] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 4.231%, (3-month USD LIBOR +
1.90%), 11/20/28	United States	6,710,000	6,728,050
2012-2A, CR, 144A, FRN, 4.931%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	2,730,000	2,741,166
[d,t] BlueMountain CLO XXII Ltd., 2018-1A, D, 144A, FRN, 5.389%,
7/30/30	United States	5,000,000	5,000,000
[d,u] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
3.559%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	4,200,000	4,235,070
[d,u] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN,
3.498%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	4,600,000	4,607,406
[d,u] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 3.778%, (3-month USD LIBOR +
1.43%), 10/20/29	United States	4,590,000	4,615,291
2016-1A, B, 144A, FRN, 4.148%, (3-month USD LIBOR +
1.80%), 10/20/29	United States	6,000,000	6,013,500
2016-1A, C, 144A, FRN, 4.748%, (3-month USD LIBOR +
2.40%), 10/20/29	United States	6,000,000	6,010,140
[u] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 2.452%, (1-month USD LIBOR + 0.38%),
1/18/22	United States	4,265,000	4,273,626
2016-A1, A1, FRN, 2.522%, (1-month USD LIBOR + 0.45%),
2/15/22	United States	32,250,000	32,339,797
2016-A2, A2, FRN, 2.702%, (1-month USD LIBOR + 0.63%),
2/15/24	United States	44,033,000	44,515,795
[d,u] Carlyle Global Market Strategies CLO Ltd.,
2014-4RA, C, 144A, FRN, 4.887%, (3-month USD LIBOR +
2.90%), 7/15/30	United States	3,000,000	2,978,001
2012-4A, BR, 144A, FRN, 4.248%, (3-month USD LIBOR +
1.90%), 1/20/29	United States	6,540,000	6,577,997
2012-4A, C1R, 144A, FRN, 4.948%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	6,330,000	6,368,107
[d,u] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 3.568%,
(3-month USD LIBOR + 1.22%), 7/20/31	United States	8,500,000	8,510,795
[d,u] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.283%, (3-month
USD LIBOR + 2.95%), 10/18/26	United States	11,770,000	11,811,195
[d,u] Cent CLO LP,
2014-22A, A2AR, 144A, FRN, 4.313%, (3-month USD LIBOR
+ 1.95%), 11/07/26	United States	5,224,000	5,230,634
2014-22A, BR, 144A, FRN, 5.313%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	4,416,410	4,423,741

|54

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,u] Cent CLO Ltd., 2013-20A, AR, 144A, FRN, 3.435%, (3-month USD
LIBOR + 1.10%), 1/25/26	United States	1,764,360	$1,766,389
[d,t] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.584%, 3/13/35	United States	7,700,000	7,574,224
[d,u] Cole Park CLO Ltd., 2015-1A, B, 144A, FRN, 4.598%, (3-month
USD LIBOR + 2.25%), 10/20/28	United States	3,530,000	3,541,508
[t] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47.	United States	7,700,000	7,869,911
[d] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	15,065,000	14,947,047
[u] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 2.612%,
(1-month USD LIBOR + 0.54%), 9/15/21	United States	32,250,000	32,323,607
[d,u] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 4.189%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	7,030,000	7,044,552
2014-33A, CR, 144A, FRN, 4.839%, (3-month USD LIBOR +
2.50%), 10/15/28	United States	3,530,000	3,542,249
[d,l,v] Dryden 38 Senior Loan Fund,
2015-38A, CR, 144A, FRN, 7/15/30	United States	7,186,000	7,186,000
2015-38A, DR, 144A, FRN, 7/15/30	United States	4,556,000	4,556,000
[d,u] Dryden 64 CLO Ltd.,
2018-64A, A, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.97%), 4/18/31	United States	5,070,000	5,051,342
[d,u] Dryden 55 CLO Ltd.,
2018-55A, A1, 144A, FRN, 3.061%, (3-month USD LIBOR +
1.02%), 4/15/31	United States	6,000,000	5,997,540
2018-55A, D, 144A, FRN, 4.891%, (3-month USD LIBOR +
2.85%), 4/15/31	United States	3,000,000	2,998,470
2018-64A, D, 144A, FRN, 4.869%, (3-month USD LIBOR +
2.65%), 4/18/31	United States	2,200,000	2,172,698
[d,u] Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.269%,
(3-month USD LIBOR + 2.93%), 7/15/30	United States	8,400,000	8,355,073
[d,u] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 3.539%,
(3-month USD LIBOR + 1.20%), 7/15/26	United States	16,614,000	16,621,809
[d,t] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	14,920,000	14,784,765
[u] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.264%, (1-month USD LIBOR +
2.20%), 2/25/24	United States	9,391,756	9,654,003
2014-DN3, M3, FRN, 6.064%, (1-month USD LIBOR +
4.00%), 8/25/24	United States	1,318,892	1,444,922
2014-DN4, M3, FRN, 6.614%, (1-month USD LIBOR +
4.55%), 10/25/24	United States	14,336,055	15,961,431
2014-HQ1, M3, FRN, 6.164%, (1-month USD LIBOR +
4.10%), 8/25/24	United States	3,660,000	4,034,332
2014-HQ2, M2, FRN, 4.264%, (1-month USD LIBOR +
2.20%), 9/25/24	United States	11,479,050	11,826,813
2014-HQ3, M3, FRN, 6.814%, (1-month USD LIBOR +
4.75%), 10/25/24	United States	8,126,218	9,026,765
2015-DNA3, M3, FRN, 6.764%, (1-month USD LIBOR +
4.70%), 4/25/28	United States	18,411,581	21,974,999
2015-HQ1, M2, FRN, 4.264%, (1-month USD LIBOR +
2.20%), 3/25/25	United States	1,335,464	1,340,496

|55

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[u] FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2015-HQ1, M3, FRN, 5.864%, (1-month USD LIBOR +
3.80%), 3/25/25	United States	9,580,000	$10,270,182
2016-DNA2, M3, FRN, 6.714%, (1-month USD LIBOR +
4.65%), 10/25/28	United States	7,250,000	8,362,259
[d,u] Flagship CLO VIII Ltd.,
2014-8A, ARR, 144A, FRN, 3.189%, (3-month USD LIBOR +
0.85%), 1/16/26	United States	6,880,000	6,870,987
2014-8A, DR, 144A, FRN, 5.389%, (3-month USD LIBOR +
3.05%), 1/16/26	United States	3,000,000	2,999,610
[u] FNMA Connecticut Avenue Securities,
2014-C02, 1M2, FRN, 4.664%, (1-month USD LIBOR +
2.60%), 5/25/24	United States	14,572,000	15,498,537
2014-C03, 1M2, FRN, 5.064%, (1-month USD LIBOR +
3.00%), 7/25/24	United States	31,573,314	33,818,164
2015-C01, 1M2, FRN, 6.364%, (1-month USD LIBOR +
4.30%), 2/25/25	United States	7,611,693	8,405,037
2015-C01, 2M2, FRN, 6.614%, (1-month USD LIBOR +
4.55%), 2/25/25	United States	14,093,439	15,301,280
2015-C02, 1M2, FRN, 6.064%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	9,274,539	10,185,156
2015-C02, 2M2, FRN, 6.064%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	15,700,978	16,945,544
2015-C03, 1M2, FRN, 7.064%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	20,308,676	23,030,497
2015-C03, 2M2, FRN, 7.064%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	19,239,556	21,429,691
2017-C01, 1M2, FRN, 5.614%, (1-month USD LIBOR +
3.55%), 7/25/29	United States	20,720,000	22,647,971
[d,u] Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.289%,
(3-month USD LIBOR + 1.95%), 7/15/31	United States	3,070,000	3,046,466
[d,u] Galaxy XXVII CLO Ltd., 2018-27A, C, 144A, FRN, 5.103%,
(3-month USD LIBOR + 2.75%), 5/16/31	United States	5,750,000	5,664,618
[d] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	560,617	557,879
GS Mortgage Securities Trust,
[t] 2016-GS3, B, FRN, 3.395%, 10/10/49.	United States	8,037,000	7,681,966
2017-GS6, B, 3.869%, 5/10/50.	United States	7,700,000	7,557,223
[d,t] J.P. Morgan Chase Commercial Mortgage Securities Trust,
2016-NINE, B, 144A, FRN, 2.854%, 10/06/38	United States	9,600,000	8,825,694
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
3.946%, 7/15/50	United States	9,250,000	9,125,416
[d,u] LCM XVI LP, 2016A, BR, 144A, FRN, 3.839%, (3-month USD
LIBOR + 1.50%), 7/15/26	United States	6,900,000	6,907,107
[d,u] LCM XVII LP,
2017A, BR, 144A, FRN, 4.189%, (3-month USD LIBOR +
1.85%), 10/15/26	United States	4,590,000	4,597,987
2017A, CR, 144A, FRN, 4.839%, (3-month USD LIBOR +
2.50%), 10/15/26	United States	4,240,000	4,249,922

|56

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[d,u] LCM XVIII LP, 2018A, DR, 144A, FRN, 5.148%, (3-month USD
LIBOR + 2.80%), 4/20/31	United States	6,860,000	$6,860,549
[d,u] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.658%, (3-month USD
LIBOR + 1.31%), 3/20/30	United States	4,300,000	4,314,620
[d,u] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 4.037%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	2,400,000	2,409,624
2017-23A, C, 144A, FRN, 4.687%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	5,000,000	5,032,250
[d,u] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 4.093%, (3-month
USD LIBOR + 1.75%), 11/15/28	United States	2,090,000	2,094,995
[u] MortgageIT Trust,
2004-1, A2, FRN, 2.964%, (1-month USD LIBOR + 0.90%),
11/25/34	United States	2,380,407	2,348,220
2005-5, A1, FRN, 2.324%, (1-month USD LIBOR + 0.26%),
12/25/35	United States	2,062,244	2,054,052
[d,u] NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.869%, (3-month
USD LIBOR + 1.55%), 2/26/31	United States	15,500,000	15,508,525
[d,u] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.668%,
(3-month USD LIBOR + 1.32%), 3/17/30	United States	4,300,000	4,320,124
[d,u] Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN,
5.21%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	4,000,000	4,000,040
[d,l,v] Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN,
7/20/30	United States	5,000,000	5,000,000
[d,u] Octagon Investment Partners XVI Ltd., 2013-1A, DR, 144A, FRN,
5.336%, (3-month USD LIBOR + 3.00%), 7/17/30	United States	6,000,000	6,000,000
[d,u] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
3.485%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	6,100,000	6,108,113
[d,u] Octagon Investment Partners XXIII Ltd.,
2015-1A, BR, 144A, FRN, 3.461%, (3-month USD LIBOR +
1.20%), 7/15/27	United States	4,590,000	4,579,627
2015-1A, DR, 144A, FRN, 4.811%, (3-month USD LIBOR +
2.55%), 7/15/27	United States	6,400,000	6,367,680
[u] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
2.374%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	2,836,828	2,821,428
[u] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.592%,
(1-month USD LIBOR + 1.50%), 2/25/35	United States	2,296,029	2,267,366
[t] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.477%,
4/25/45	United States	3,470,496	3,500,985
[d] Voya CLO 2015-2 Ltd., 2A, BR, 144A, FRN, 3.847%, 7/23/27.	United States	9,290,000	9,267,247
[d,u] Voya CLO Ltd.,
2013-2A, BR, 144A, FRN, 4.185%, (3-month USD LIBOR +
1.85%), 4/25/31	United States	5,770,000	5,742,535
2014-1A, CR2, 144A, FRN, 5.133%, (3-month USD LIBOR +
2.80%), 4/18/31	United States	8,000,000	7,998,640
2017-2A, B, 144A, FRN, 4.689%, (3-month USD LIBOR +
2.35%), 6/07/30	United States	19,200,000	19,312,896
2018-2A, D, 144A, FRN, 5.124%, (3-month USD LIBOR +
2.75%), 7/15/31	United States	2,900,000	2,891,445

|57

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
Wells Fargo Mortgage Backed Securities Trust,
[t] 2004-W, A9, FRN, 3.753%, 11/25/34.	United States	1,285,292	$1,322,505
2007-3, 3A1, 5.50%, 4/25/22	United States	233,156	237,548
			881,455,799
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $914,407,976).			913,742,765

Mortgage-Backed Securities 9.5%
[w] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 3.679%, (US 1 Year CMT T-Note +/- MBS Margin),
1/01/33	United States	18,134	18,679
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.1%
FHLMC 30 Year, 3.50%, 12/01/47	United States	14,669,014	14,541,236
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	48,446	48,934
FHLMC Gold 15 Year, 5.00%, 4/01/19 - 7/01/22	United States	121,709	124,429
FHLMC Gold 15 Year, 5.50%, 10/01/18 - 2/01/19	United States	613	613
[x] FHLMC Gold 30 Year, 3.50%, 8/01/48	United States	106,500,000	105,495,325
FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	71,853,344	73,013,148
[x] FHLMC Gold 30 Year, 4.00%, 8/01/48	United States	90,000,000	91,374,384
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	156,845	164,453
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,290,007	1,365,821
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	934,892	1,006,752
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	285,491	310,786
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	170,655	189,135
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	27,171	28,173
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	6,235	7,075
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	79	79
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	91	98
			287,670,441
[w] Federal National Mortgage Association (FNMA) Adjustable
Rate 0.0%†
FNMA, 3.418% - 4.08%, (US 1 Year CMT T-Note +/- MBS Margin),
4/01/20 - 12/01/34	United States	161,568	170,932
Federal National Mortgage Association (FNMA) Fixed Rate
3.8%
FNMA 15 Year, 2.50%, 7/01/27	United States	313,224	305,793
FNMA 15 Year, 3.00%, 4/01/33	United States	20,280,956	20,116,541
[x] FNMA 15 Year, 3.00%, 7/01/33	United States	17,000,000	16,846,601
FNMA 15 Year, 4.50%, 3/01/20	United States	18,213	18,361
FNMA 15 Year, 5.50%, 3/01/21 - 4/01/22	United States	48,035	48,686
FNMA 30 Year, 3.50%, 11/01/47	United States	37,639,591	37,344,112
[x] FNMA 30 Year, 3.50%, 8/01/48	United States	53,000,000	52,531,025
[x] FNMA 30 Year, 4.00%, 8/01/48	United States	52,300,000	53,135,573
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	518,173	542,608
[x] FNMA 30 Year, 4.50%, 8/01/48	United States	25,000,000	25,938,069
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,398,625	1,488,818
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,251,847	1,352,358
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,500,316	2,727,561
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	368,948	409,155
FNMA 30 Year, 7.50%, 10/01/29	United States	6,041	6,873

|58

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	3,276	$3,619
			212,815,753
Government National Mortgage Association (GNMA) Fixed
Rate 0.6%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	166,838	177,633
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	432,754	468,026
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	23,523	25,751
GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	41,107	45,160
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	17,395	18,334
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	826	854
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	3,962	4,237
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	52	54
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	231	232
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	440	441
GNMA II SF 30 Year, 3.50%, 9/20/47.	United States	10,228,318	10,254,836
[x] GNMA II SF 30 Year, 3.50%, 8/01/48.	United States	20,000,000	20,032,813
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	231,405	249,150
GNMA II SF 30 Year, 5.50%, 6/20/34.	United States	118,113	128,806
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	112,033	122,950
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	61,920	69,018
GNMA II SF 30 Year, 7.50%, 4/20/32.	United States	17,263	18,920
			31,617,215
Total Mortgage-Backed Securities
(Cost $535,890,626)			532,293,020

Municipal Bonds 1.5%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29 .	United States	17,200,000	20,383,548
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	5,200,000	5,550,012
New York City HDC Capital Fund Grant Program Revenue, New
York City Housing Authority Program, Series B1, 5.00%, 7/01/33 .	United States	3,500,000	3,797,535
Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000	3,828,725
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45 .	United States	14,165,000	14,932,460
[k] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	19,080,750
Series XX, 5.25%, 7/01/40.	United States	15,000,000	9,187,500
San Jose RDA Successor Agency Tax Allocation, Senior,
Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000	5,418,944
Total Municipal Bonds (Cost $89,845,597)			82,179,474

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC,
Escrow Account	United States	15,000,000	—
[a,c] NewPage Corp., Litigation Trust	United States	14,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	15,000,000	43,125
[a,c] T-Mobile USA Inc., Escrow Account	United States	29,900,000	—

|59

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
	Country	Shares	Value
Escrows and Litigation Trusts (continued)
[a] Vistra Energy Corp., Escrow Account	United States	30,000,000	$ 243,750
Total Escrows and Litigation Trusts
(Cost $952,711)			286,875
Total Investments before Short Term Investments
(Cost $5,935,374,479)			5,759,640,866

		Principal
		Amount*

Short Term Investments 3.6%
U.S. Government and Agency Securities (Cost $4,974,231)
0.1%
[y] U.S. Treasury Bill, 11/01/18	United States	5,000,000	4,974,620
Total Investments before Money Market Funds
(Cost $5,940,348,710)			5,764,615,486

		Shares
Money Market Funds (Cost $197,007,714) 3.5%
[f,z] Institutional Fiduciary Trust Money Market Portfolio, 1.57%	United States	197,007,714	197,007,714
Total Investments (Cost $6,137,356,424) 106.0%			5,961,623,200
Other Assets, less Liabilities (6.0)%			(336,815,985)
Net Assets 100.0%			$ 5,624,807,215

|60

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 8.
cFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the aggregate value of these securities was $1,781,759,993, representing 31.7% of net assets.
eSee Note 6 regarding restricted securities.
fSee Note 8 regarding investments in affiliated management investment companies.
gPerpetual security with no stated maturity date.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2018, the value of this security was $4,438,760, representing 0.1% of net assets.
iIncome may be received in additional securities and/or cash.
jThe coupon rate shown represents the rate at period end.
kDefaulted security or security for which income has been deemed uncollectible.
lSecurity purchased on a when-issued basis.
mSecurity purchased on a delayed delivery basis.
nA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rRedemption price at maturity and coupon payment is adjusted for inflation.
sPrincipal amount of security is adjusted for inflation.
tAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
uThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
vThe coupon rate will be determined at time of issue.
wAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
xSecurity purchased on a to-be-announced (TBA) basis.
yThe security was issued on a discount basis with no stated coupon rate.
zThe rate shown is the annualized seven-day effective yield at period end.

|61

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At July 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Euro-Bund	Short	444	$ 83,908,878	9/06/18	$ (760,074)
Long Gilt	Long	496	79,889,023	9/26/18	(684,548)
Ultra 10 Yr. U.S. Treasury Note	Long	690	87,705,469	9/19/18	194,945
Total Futures Contracts.					$ (1,249,677)

*As of period end.

At July 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Sell	97,000,000	$ 26,098,506	8/15/18	$ 300,634	$ —
British Pound	JPHQ	Buy	3,700,000	5,033,480	8/15/18	—	(172,520)
British Pound	JPHQ	Sell	8,300,000	10,951,850	8/15/18	47,535	—
Euro	JPHQ	Buy	13,600,000	15,908,710	8/15/18	16,714	—
Euro	JPHQ	Sell	13,600,000	16,857,200	8/15/18	931,776	—
Swedish Krona	JPHQ	Buy	228,000,000	27,475,947	8/15/18	—	(1,492,434)
Polish Zloty	JPHQ	Buy	60,000,000	17,849,174	8/16/18	—	(1,420,433)
Australian Dollar	JPHQ	Sell	41,450,000	32,704,050	8/20/18	1,897,167	—
Euro	JPHQ	Buy	12,200,000	14,745,896	8/20/18	—	(454,204)
Euro	JPHQ	Sell	47,400,000	59,501,220	8/20/18	3,974,482	—
Indian Rupee	JPHQ	Buy	2,200,000,000	33,500,838	8/20/18	—	(1,472,886)
Australian Dollar	JPHQ	Sell	15,200,000	11,282,013	9/10/18	—	(15,847)
British Pound	JPHQ	Sell	4,800,000	6,839,683	9/19/18	524,188	—
Euro	DBAB	Buy	32,400,000	37,982,520	9/19/18	56,742	—
Euro	DBAB	Sell	33,200,000	41,480,412	9/19/18	2,501,909	—
Euro	JPHQ	Sell	3,820,000	4,477,911	9/19/18	—	(6,965)
Norwegian Krone	JPHQ	Buy	136,000,000	17,510,654	9/19/18	—	(792,215)
Norwegian Krone	JPHQ	Sell	136,000,000	16,820,981	9/19/18	102,541	—
Swedish Krona	JPHQ	Buy	128,000,000	15,577,461	9/19/18	—	(950,835)
Australian Dollar	DBAB	Buy	39,000,000	29,025,555	10/09/18	—	(34,697)
Australian Dollar	DBAB	Sell	43,000,000	33,400,250	10/09/18	1,435,971	—
Australian Dollar	JPHQ	Sell	9,700,000	7,310,502	10/09/18	99,955	—
Brazilian Real	JPHQ	Sell	61,000,000	15,257,629	10/09/18	—	(883,282)
Canadian Dollar	JPHQ	Sell	44,700,000	35,424,682	10/09/18	1,019,300	—
Indian Rupee	JPHQ	Buy	212,000,000	3,204,837	10/09/18	—	(138,373)
Mexican Peso	JPHQ	Sell	1,317,600,000	67,930,680	10/09/18	—	(1,958,514)
South Korean Won	JPHQ	Buy	17,000,000,000	15,961,992	10/10/18	—	(666,794)
South Korean Won	JPHQ	Sell	17,000,000,000	16,061,222	10/10/18	766,024	—
Canadian Dollar	JPHQ	Sell	27,000,000	20,708,459	10/29/18	—	(81,561)
Indian Rupee	DBAB	Buy	1,326,000,000	19,139,723	10/29/18	—	(6,904)
Argentine Peso	JPHQ	Buy	135,000,000	6,052,455	10/31/18	—	(1,563,353)

|62

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)

			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Argentine Peso	JPHQ Sell	135,000,000	$4,157,684	10/31/18	$—	$(331,418)
Total Forward Exchange Contracts					$13,674,938	$(12,443,235)
Net unrealized appreciation (depreciation)					$1,231,703

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.EM.29	1.00%	Quarterly		6/20/23	$18,300,000	$(520,372)	$(344,035)	$(176,337)	Investment
									Grade
CDX.EM.29	1.00%	Quarterly		6/20/23	8,600,000	(244,547)	(270,266)	25,719	Investment
									Grade
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	14,400,000	1,091,131	861,821	229,310	Non-
									Investment
									Grade
TotalCentrallyClearedSwapContracts						$326,212	$247,520	$78,692
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	$7,350,000	$(1,189,244)	$(1,177,556)	$(11,688)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	3,700,000	(598,667)	(599,434)	767
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	8,750,000	(1,415,766)	(1,409,155)	(6,611)
GovernmentofItaly	(1.00)%	Quarterly	BZWS	6/20/23	14,200,000	170,605	151,212	19,393
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	MSCO	6/20/23	48,600,000	1,891,057	4,744,711	(2,853,654)	B+
GovernmentofBrazil	1.00%	Quarterly	CITI	6/20/23	14,000,000	(670,501)	(602,732)	(67,769)	BB-
GovernmentofBrazil	1.00%	Quarterly	CITI	6/20/23	15,500,000	(742,341)	(1,074,234)	331,893	BB-
Government of Colombia	1.00%	Quarterly	CITI	6/20/23	36,100,000	(48,397)	(92,310)	43,913	BBB-
Government of Indonesia .	1.00%	Quarterly	JPHQ	6/20/23	17,000,000	(72,757)	(203,975)	131,218	BBB-
GovernmentofItaly	1.00%	Quarterly	BZWS	6/20/23	14,200,000	(676,529)	(663,085)	(13,444)	NR
Government of Mexico	1.00%	Quarterly	BZWS	6/20/23	8,600,000	(45,049)	(157,393)	112,344	BBB+
Government of Mexico	1.00%	Quarterly	CITI	6/20/23	8,000,000	(41,906)	(97,004)	55,098	BBB+
Government of Mexico	1.00%	Quarterly	JPHQ	6/20/23	16,000,000	(83,811)	(114,152)	30,341	BBB+

|63

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index
[f]BNP Paribas Bespoke
Bordeaux Index,
Mezzanine Tranche
7-10%	2.10%	Quarterly	BNDP	6/20/20	$ 6,850,000	$—	$ —	$ —	Non-
									Investment
									Grade
[f]Citibank Bespoke Bogota
Index, Mezzanine Tranche
7-10%	1.35%	Quarterly	CITI	6/20/20	7,000,000	3,098	—	3,098	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine Tranche
3-7%	1.30%	Quarterly	CITI	6/20/19	16,200,000	(3,856)	—	(3,856)	Non-
									Investment
									Grade
[f]Citibank Bespoke Broker
Index, Mezzanine Tranche
3-7%	1.40%	Quarterly	CITI	6/20/19	13,200,000	9,983	—	9,983	Non-
									Investment
									Grade
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	27,300,000	(4,525,672)	(3,103,998)	(1,421,674)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	6/20/19	5,440,000	(354,727)	(571,298)	216,571	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%	0.00%	Quarterly	CITI	12/20/19	10,900,000	(1,651,157)	(1,521,285)	(129,872)	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	31,000,000	61,204	—	61,204	Non-
									Investment
									Grade

|64

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/23	$ 23,060,000	$553,961	$527,611	$26,350	Investment
									Grade
TotalOTCSwapContracts						$(9,430,472)	$(5,964,077)	$(3,466,395)
TotalCreditDefaultSwapContracts						$(9,104,260)	$(5,716,557)	$(3,387,703)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BZWS	$ 550,000
CITI	9,060,000
GSCO	(380,000)
JPHQ	2,764,000
MSCO	(2,020,000)
Total collateral	$ 9,974,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

At July 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,834,600	USD
Pay Fixed 2.50%.	Annual	CITI	5/04/21	3,300,000	EUR	$ (10,952)

|65

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At July 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.
Total Return Swap Contracts
Value/
Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
IBOXX USD Liquid Leveraged Loans	3-monthUSDLIBOR	Quarterly	GSCO	6/20/19	$ 170,000,000	$ 607,464

[a]The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See Abbreviations on page 79.

|66

FRANKLIN STRATEGIC SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective June 1, 2018, Franklin Focused Core Equity Fund was renamed Franklin Select U.S. Equity Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a

|67

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by

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either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At July 31, 2018, Franklin Strategic Income Fund received $1,955,018 in U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

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3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options

Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the

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initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At July 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Biotechnology Discovery Fund
80,195	Intarcia Therapeutics Inc., DD	3/26/14	$2,597,516	$1,557,400
1,330,687	Metacrine Inc	6/04/18	2,821,056	2,821,056
750,193	Precision BioSciences Inc., Series B	5/25/18	3,758,467	3,758,467
	Total Restricted Securities (Value is 0.6% of Net Assets)		$9,177,039	$8,136,923
Franklin Growth Opportunities Fund
2,610,594	ClearMotion Inc., pfd., C	11/06/17	$5,500,000	$5,601,079
418,321	LegalZoom.com Inc	7/20/18	17,536,016	17,536,016
509,182	Optoro Inc., pfd., E	7/24/18	10,020,702	10,020,702
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	15,881,521
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	4,012,229
743,088	Proterra Inc., pfd., 7	5/21/18	4,849,704	4,995,918
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	5,721,199
	Total Restricted Securities (Value is 1.6% of Net Assets)		$57,109,323	$63,768,664
Franklin Small Cap Growth Fund
9,905,685	DraftKings Inc	8/07/15 - 3/02/17	$26,627,302	$20,367,029
357,820	LegalZoom.com Inc	7/20/18	14,999,814	14,999,814
508,130	Optoro Inc., pfd., E	7/24/18	9,999,998	9,999,998
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,998	12,014,648
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	8,812,979
536,367	Proterra Inc., pfd., 7	5/21/18	3,500,556	3,606,095
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	11,939,374
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,994	2,822,527
3,611,111	Tula Technology Inc., E	9/08/17	6,500,000	6,688,825
	Total Restricted Securities (Value is 3.3% of Net Assets)		$91,989,499	$91,251,289
Franklin Small-Mid Cap Growth Fund
7,974,537	DraftKings Inc	8/07/15 - 3/02/17	$21,380,303	$16,396,406
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	9,526,168
	Total Restricted Securities (Value is 0.7% of Net Assets)		$28,516,217	$25,922,574
Franklin Strategic Income Fund
125,940,079	K2016470219 South Africa Ltd., A	2/08/13 - 2/01/17	$977,122	$95,459
12,532,821	K2016470219 South Africa Ltd., B	2/01/17	9,305	9,499

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6. RESTRICTED SECURITIES (continued)

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Strategic Income Fund (continued)
9,688,700	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 7/05/18	$15,822,440	$12,081
1,873,803	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 7/05/18	1,643,168	183,556
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$18,452,035	$300,595

†Rounds to less than 0.1% of net assets.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc	2,697,019	—	—	2,697,019	$12,230,981	$ —	$ —	$(1,658,667)
The KeyW Holding Corp	3,430,282	—	—	3,430,282	30,426,601	—	—	3,876,218
Pfenex Inc	1,175,631	412,200	—	1,587,831	8,129,695	—	—	(673,913)
Sportsman’s Warehouse Holdings Inc	4,162,000	—	—	4,162,000	21,184,580	—	—	416,200
Total Affiliated Securities (Value is 2.6% of Net Assets)					$71,971,857	$ —	$ —	$ 1,959,838

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	80,026,544	146,549,965	(154,530,051)	72,046,458	$72,046,458	$136,480	$—	$—

Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	44,846,991	49,468,145	(56,232,376)	38,082,760	$38,082,760	$138,326	$—	$—

Franklin Select U.S. Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	761,261	8,018,083	(5,706,277)	3,073,067	$ 3,073,067	$ 8,072	$—	$—

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	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	18,556,305	208,982,874	(189,524,823)	38,014,356	$38,014,356	$67,380	$ —	$ —

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	17,288,464	53,310,258	(57,428,032)	13,170,690	$13,170,690	$46,322	$ —	$ —

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	91,669,644	229,212,013	(192,306,605)	128,575,052	$128,575,052	$236,837	$ —	$ —

Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	143,228,358	217,398,395	(178,301,263)	182,325,490	$182,325,490	$402,142	$ —	$ —

Franklin Strategic Income Fund
Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	25,361,119	—	—	25,361,119	$248,031,741	$5,445,134	$ —	$ (2,536,112)
Franklin Middle Tier Floating Rate Fund	21,833,687	—	—	21,833,687	206,328,347	3,864,257	—	(218,337)
Total Controlled Affiliates					$454,360,088	$9,309,391	$ —	$ (2,754,449)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.57%	200,193,361	222,949,470	(226,135,117)	197,007,714	197,007,714	641,122	—	—
Total Affiliated Securities					$651,367,802	$9,950,513	$ —	$ (2,754,449)

9. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2018, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2018, the net assets of FT Subsidiary were $19,290,294, representing less than 0.1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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10.	FAIR VALUE MEASUREMENTS (continued)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology.	$1,096,156,477	$	—[c]	$8,165,283	[c]	$1,104,321,760
Pharmaceuticals	185,265,463		—	93,359		185,358,822
All Other Equity Investments.	81,896,325		—	—		81,896,325
Escrows and Litigation Trusts	—		—	1,183,316		1,183,316
Short Term Investments	72,046,458		—	—		72,046,458
Total Investments in Securities	$1,435,364,723		$—	$9,441,958		$1,444,806,681

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$4,529,530		$—	$—		$4,529,530
Corporate Bonds	—		80,894,549	—		80,894,549
Foreign Government and Agency Securities	—		6,996,552	—		6,996,552
U.S. Government and Agency Securities	—		4,159,079	—		4,159,079
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—		122,500,023	—		122,500,023
Mortgage-Backed Securities	—		256,053	—		256,053
Municipal Bonds	—		783,304	—		783,304
Options Purchased	—		118,661	—		118,661
Short Term Investments	38,082,760		303,225	—		38,385,985
Total Investments in Securities	$42,612,290		$216,011,446	$—		$258,623,736

Other Financial Instruments:
Futures Contracts	$362,508		$—	$—		$362,508
Forward Exchange Contracts	—		195,916	—		195,916
Swap Contracts.	—		1,039,936	—		1,039,936
Total Other Financial Instruments	$362,508		$1,235,852	$—		$1,598,360

Liabilities:
Other Financial Instruments:
Options Written	$—		$21,785	$—		$21,785
TBA Sales Commitments	—		297,345	—		297,345
Futures Contracts	83,579		—	—		83,579
Forward Exchange Contracts	—		72,931	—		72,931
Swap Contracts.	—		125,728	—		125,728
Total Other Financial Instruments	$83,579		$517,789	$—		$601,368

Franklin Select U.S. Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$96,814,996		$—	$—		$96,814,996
Short Term Investments	3,073,067		—	—		3,073,067

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	Level 1	Level 2	Level 3	Total
Franklin Select U.S. Equity Fund (continued)
Total Investments in Securities	$99,888,063	$—	$—	$99,888,063

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$552,065,443	$—	$30,490,747	$582,556,190
Industrials	434,453,863	—	10,020,702	444,474,565
Information Technology	1,853,283,755	—	23,257,215	1,876,540,970
All Other Equity Investments.	1,112,549,005	—	—	1,112,549,005
Short Term Investments	38,014,356	—	—	38,014,356
Total Investments in Securities	$3,990,366,422	$—	$63,768,664	$4,054,135,086

Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$142,762,921	$1,947,208	$—	$144,710,129
All Other Equity Investments.	354,533,128	—	—	354,533,128
Short Term Investments	13,170,690	—	—	13,170,690
Total Investments in Securities	$510,466,739	$1,947,208	$—	$512,413,947

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$311,465,784	$—	$51,489,576	$362,955,360
Industrials	487,013,917	—	9,999,998	497,013,915
Information Technology	735,931,869	—	29,761,715	765,693,584
All Other Equity Investments.	1,061,661,227	—	—	1,061,661,227
Short Term Investments	128,575,052	—	—	128,575,052
Total Investments in Securities	$2,724,647,849	$—	$91,251,289	$2,815,899,138

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$534,111,728	$—	$25,922,574	$560,034,302
All Other Equity Investments.	2,930,215,802	—	—	2,930,215,802
Short Term Investments	182,325,490	—	—	182,325,490
Total Investments in Securities	$3,646,653,020	$—	$25,922,574	$3,672,575,594

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10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$1,009,115	$1,009,115
Energy.	9,273,556	10,708,936	369	19,982,861
Retailing	—	—	104,958	104,958
Transportation	—	—	1,078,201	1,078,201
All Other Equity Investments.	455,181,249	—	—	455,181,249
Corporate Bonds:
Retailing	—	64,559,192	12,081	64,571,273
All Other Corporate Bonds	—	2,663,446,117	—	2,663,446,117
Senior Floating Rate Interests	—	469,325,186	—	469,325,186
Foreign Government and Agency Securities	—	330,859,825	—	330,859,825
U.S. Government and Agency Securities	—	225,579,947	—	225,579,947
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	913,742,765	—	913,742,765
Mortgage-Backed Securities	—	532,293,020	—	532,293,020
Municipal Bonds	—	82,179,474	—	82,179,474
Escrows and Litigation Trusts	—	286,875	—[c]	286,875
Short Term Investments	201,982,334	—	—	201,982,334
Total Investments in Securities	$666,437,139	$5,292,981,337	$2,204,724	$5,961,623,200

Other Financial Instruments:
Futures Contracts	$194,945	$—	$—	$194,945
Forward Exchange Contracts	—	13,674,938	—	13,674,938
Swap Contracts.	—	1,904,666	—	1,904,666
Total Other Financial Instruments	$194,945	$15,579,604	$—	$15,774,549

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,444,622	$—	$—	$1,444,622
Forward Exchange Contracts	—	12,443,235	—	12,443,235
Swap Contracts.	—	4,695,857	—	4,695,857
Total Other Financial Instruments	$1,444,622	$17,139,092	$—	$18,583,714

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at July 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets for the three months ended July 31, 2018, are as follows:

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									Net Change in
									Unrealized
									Appreciation
						Net	Net		(Depreciation)
	Balance at			Transfers		Realized	Unrealized	Balance	on Assets
	Beginning of			Into (Out of)	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$23,116,412	$4,849,704	$—	$ —	$ —	$ —	$ 2,524,631	$30,490,747	$2,524,631
Industrials.	—	10,020,702	—	—	—	—	—	10,020,702	—
Information Technology	5,074,222	17,536,016	—	—	—	—	646,977	23,257,215	646,977
Total Investments in Securities	$28,190,634	$32,406,422	$—	$ —	$ —	$ —	$ 3,171,608	$63,768,664	$3,171,608
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$40,098,007	$3,500,556	$—	$ —	$ —	$ —	$ 7,891,013	$51,489,576	$7,891,013
Industrials.	—	9,999,998	—	—	—	—	—	9,999,998	—
Information Technology	16,778,723	14,999,814	—	—	—	—	(2,016,822)	29,761,715	(2,016,822)
Total Investments in Securities	$56,876,730	$28,500,368	$—	$ —	$ —	$ —	$ 5,874,191	$91,251,289	$5,874,191
[a]Includes common and preferred stocks.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2018, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
			Forward EBITDA
Consumer Discretionary	$30,490,747	Discounted cash flow	growth rate	4.0%	Increase[c]
			Free cash flow growth
			rate	1.0%	Increase[d]
			Discount rate	10.4% - 12.2%	Decrease[c]
			Discount for lack of
			marketability	4.6% - 17.0%	Decrease[d]
Information Technology	5,721,199	Discounted cash flow	NOPAT multiple	25x	Increase[d]
			Discount rate	10.4%	Decrease[d]
			Discount for lack of
			marketability	13.8%	Decrease[d]
All Other Investments[e]	27,556,718
Total	$63,768,664
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[b]
			Forward EBITDA
Consumer Discretionary	$51,489,576	Discounted cash flow	growth rate	4.0%	Increase[c]

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
			Free cash flow	$2,527(mil)	Increase[d]
			Discount rate	10.4% - 17.7%	Decrease[c]
			Discount for lack of
			marketability	4.6% - 17.6%	Decrease[d]
		Market comparables	EV / EBITDA multiple	6.1x - 22.2x	Increase[d]
			EV / revenue multiple	12.3x	Increase[d]
			Volatility	30.9%	Increase
			Discount for lack of
			marketability	19.0%	Decrease[d]
Information Technology	$14,761,901	Market comparables	EV / revenue multiple	3.5x	Increase[c]
			Discount for lack of
			marketability	10.6%	Decrease[d]
			Volatility	31.2%	Increase[d]
All Other Investments[e]	24,999,812
Total	$91,251,289

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes preferred stocks.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
NOPAT - Net Operating Profit After Taxes

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.	EUR	Euro	CLO	Collateralized Loan Obligation
DBAB	Deutsche Bank AG	GBP	British Pound	CMT	Constant Maturity Treasury Index
FBCO	Credit Suisse International	IDR	Indonesian Rupiah	CPO	Certificates of Ordinary Participation (usually
GSCO	The Goldman Sachs Group, Inc.	MXN	Mexican Peso		Mexico)
HSBK	HSBC Bank PLC	USD	United States Dollar	EDA	Economic Development Authority
JPHQ	JP Morgan Chase & Co.			ETF	Exchange Traded Fund
MSCO	Morgan Stanley			FHLMC	Federal Home Loan Mortgage Corp.
RBS	Royal Bank of Scotland PLC			FRN	Floating Rate Note
SMB	Citigroup Global Markets			GDP	Gross Domestic Product
UBSW	UBS AG			GO	General Obligation
				HDC	Housing Development Corp.
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				RDA	Redevelopment Agency/Authority
				SF	Single Family
				SFR	Single Family Revenue
				T-Note	Treasury Note
				VRI	Value Recovery Instrument

Index
CDX.EM.Series number	CDX Emerging Markets Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2018

By    /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2018